UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file Number: 811-21169

           NEUBERGER BERMAN NEW YORK INTERMEDIATE MUNICIPAL FUND INC.
             (Exact Name of the Registrant as Specified in Charter)
                                605 Third Avenue
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's Telephone Number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
           Neuberger Berman New York Intermediate Municipal Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1800
                   (Names and Addresses of agents for service)



Date of fiscal year end: October 31, 2002

Date of reporting period: April 30, 2003

ITEM 1. REPORTS TO SHAREHOLDERS


SEMI-ANNUAL REPORT                                       [NEUBERGER BERMAN LOGO]
APRIL 30, 2003


          NEUBERGER BERMAN
          INTERMEDIATE
          MUNICIPAL
          CLOSED-END FUNDS

                                  CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.

                                  INTERMEDIATE MUNICIPAL FUND INC.

                                  NEW YORK INTERMEDIATE MUNICIPAL FUND INC.

CONTENTS
--------

THE FUNDS

CHAIRMAN'S LETTER                                    2

PORTFOLIO COMMENTARIES/                              4
  PERFORMANCE HIGHLIGHTS
California Intermediate Municipal Fund Inc.
Intermediate Municipal Fund Inc.
New York Intermediate Municipal Fund Inc.

SCHEDULE OF INVESTMENTS
California Intermediate Municipal Fund Inc.          7
Intermediate Municipal Fund Inc.                    11
New York Intermediate Municipal Fund Inc.           18

FINANCIAL STATEMENTS                                22

FINANCIAL HIGHLIGHTS
  PER SHARE DATA
California Intermediate Municipal Fund Inc.         31
Intermediate Municipal Fund Inc.                    32
New York Intermediate Municipal Fund Inc.           33

DIVIDEND REINVESTMENT PLAN                          35

DIRECTORY                                           37

DIRECTORS AND OFFICERS                              38

"Neuberger Berman" and the Neuberger Berman logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this shareholder report are either service marks or registered service marks of Neuberger Berman Management Inc.(C)2003 Neuberger Berman Management Inc. All rights reserved.

CHAIRMAN'S LETTER
-----------------

[PHOTO OF PETER SUNDMAN]

Dear Fellow Shareholder,

Getting off on the right foot is always important. It is a pleasure to report, therefore, that the Neuberger Berman Municipal Closed-End Funds are off to a strong start in their first full reporting period. Our Funds have all generated positive returns on a net asset value basis, and outperformed their benchmark indices for the six months ending April 30, 2003.

In my last letter, I assured you that we would strive for the highest tax-protected yield consistent with controlling risk. Since then, we have been working hard to achieve that goal. Our investment vehicle of choice is the intermediate-term municipal bond (with maturity between three and eight years). Our experience and research lead us to believe that this maturity range offers the best risk/reward profile on the yield curve, providing much of the return of longer-term bonds, with less volatility and risk.

Today's markets offer unique challenges to investment managers in the municipal bond arena. As with fixed income in general, municipal bonds have achieved meaningful gains in recent years, in stark contrast to stocks. At the same time, many states and municipalities are facing major financial issues, as they deal with weakened tax revenues and increasing budget deficits. While our managers

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

expect municipal markets to remain robust, we are keenly aware of the need for close attention to credit quality, sector selection and risk management.

As always, we believe our conservative investment philosophy and disciplined investment process will benefit you with superior tax-protected income and principal preservation, in both the near and long term.

Thank you again for your trust in Neuberger Berman.

Sincerely,

                                /s/ Peter Sundman
                                  PETER SUNDMAN
                              CHAIRMAN OF THE BOARD
                          NEUBERGER BERMAN INTERMEDIATE
                           MUNICIPAL CLOSED-END FUNDS

INTERMEDIATE MUNICIPAL CLOSED-END FUNDS PORTFOLIO COMMENTARIES
--------------------------------------------------------------

We are pleased to report that the Intermediate Municipal Fund Inc., the California Intermediate Municipal Fund, Inc. and the New York Intermediate Municipal Fund, Inc., on a net asset value (NAV) basis, delivered positive returns for the first half of fiscal 2003. During this reporting period the municipal bond market continued to post strong returns and the Funds participated in this strength. Our diligent focus on stable municipal securities helped the Funds provide good returns and preserve capital--two goals not easily achieved in the current economic and financial market environment.

With investor attention focused almost exclusively on geopolitical issues, equities faltered, while the relative safety of fixed-income investments became increasingly attractive. Although bad news for the equity markets often means good news for bonds, the municipal bond market was not entirely immune to broader market events. Our diligent focus on credit quality helped us limit our exposure to weak credits in the airline and tobacco industries, two areas that have been hurt particularly hard by the current economic environment and company-specific issues. Knowing that all bonds are not created equal, our challenge is to be in the right sectors at the right time. Careful security selection during the period benefited the Funds' overall returns.

Weakness at the federal budget level has trickled down to the state and local level, where governments are now facing declining tax revenues and budget deficits for the foreseeable future. We have therefore intensified our ever-vigilant focus on credit quality. In addition to facing large budget shortfalls, New York municipal bonds have been hurt by general financial market weakness and a slowdown in tourism following the September 11, 2001 terrorist attacks. California municipal bonds have also suffered from increasingly large budget deficits, along with the dramatic downturn in the high-tech sector, which in the past was a powerful economic driver, and a lack of growth in trade with Japan and the Far East. Given the budget problems in New York and California, we continue to seek opportunities to invest in these areas at attractive price levels, but intend to only buy the bonds of issuers that meet our strict credit quality standards. If we discover that we have made an investment mistake, we will be dispassionate sellers.

With interest rates still hovering at near 40-year lows, we were able to lock in a significant portion of our leverage costs for a one-year period. In seeking to provide a competitive level of income in this environment, we have increased our exposure to higher-yielding bonds in the BBB and A rating categories that meet our strict quality criteria.

--------------------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS

                                                                           SIX MONTH        CUMULATIVE
NEUBERGER BERMAN                                                        PERIOD ENDED      TOTAL RETURN
NAV                                                 INCEPTION DATE         4/30/2003   SINCE INCEPTION
CALIFORNIA INTERMEDIATE MUNICIPAL FUND                  09/24/2002              4.80%             4.69%
INTERMEDIATE MUNICIPAL FUND                             09/24/2002              5.20%             5.02%
NEW YORK INTERMEDIATE MUNICIPAL FUND                    09/24/2002              3.94%             3.90%

                                                                           SIX MONTH        CUMULATIVE
                                                                        PERIOD ENDED      TOTAL RETURN
MARKET PRICE                                        INCEPTION DATE         4/30/2003   SINCE INCEPTION
CALIFORNIA INTERMEDIATE MUNICIPAL FUND                  09/24/2002             (6.74%)           (6.74%)
INTERMEDIATE MUNICIPAL FUND                             09/24/2002             (3.14%)           (3.14%)
NEW YORK INTERMEDIATE MUNICIPAL FUND                    09/24/2002             (3.66%)           (3.66%)

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

Fixed-income investments have been in a dramatic bull market since early 2000, and have continued to produce strong results through the end of this reporting period. With interest rates at extraordinarily low levels, it is incumbent upon us to provide our shareholders with a competitive level of tax-protected income, while emphasizing safety and principal preservation. We believe that our conservative approach in seeking these objectives will benefit our shareholders in the near and long term.

INTERMEDIATE MUNICIPAL FUND INC.

For its first full six months of operation, the Intermediate Municipal Fund Inc. outperformed the Lehman Brothers 10-Year Municipal Bond Index and generated returns that were roughly in line with the Lipper Closed-End General Leveraged Municipal Debt Funds Average, based on net asset value (NAV).

As of April 30, 2003, the portfolio was comprised of 74.1% in revenue bonds, 24.2% in general obligation bonds, and 1.7% in pre-refunded/escrowed securities and cash and equivalents. Bonds subject to the Alternative Minimum Tax (AMT) equaled 11.2% of assets. The portfolio's leverage position as of April 30 was 37.23% of assets. With the Fund now fully invested, its duration is in the 7-year range, where it is expected to remain.

CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.

For the six-month period ended April 30, 2003, the California Intermediate Municipal Fund Inc. outperformed the Lehman Brothers 10-Year Municipal Bond Index and generated higher returns than the Lipper Closed-End California Municipal Debt Funds Average, based on net asset value (NAV).

As of April 30, 2003, the portfolio was comprised of 87.6% in revenue bonds, 11.0% in general obligation bonds, and 1.4% in cash and equivalents. Bonds subject to the Alternative Minimum Tax (AMT) equaled 14.5% of assets. The portfolio's leverage position as of April 30 was 37.32% of assets. With the Fund now fully invested, its duration is in the 7-year range, where it is expected to remain.

NEW YORK INTERMEDIATE MUNICIPAL FUND INC.

For the six-month period ended April 30, 2003, the New York Intermediate Municipal Fund Inc. outperformed the Lehman Brothers 10-Year Municipal Bond Index and generated higher returns than the Lipper Closed-End New York Municipal Debt Funds Average, based on net asset value (NAV).

As of April 30, 2003, the portfolio was comprised of 93.9% in revenue bonds, 4.9% in general obligation bonds, and 1.2% in cash and equivalents. Bonds subject to the Alternative Minimum Tax (AMT) equaled 16.6% of assets. The portfolio's leverage position as of April 30 was 37.43% of assets. With the Fund now fully invested, its duration is in the 7-year range, where it is expected to remain.

Sincerely,

                                /s/ Ted Giuliano

                                /s/ Thomas Brophy

                                /s/ Lori Canell

                           TED GIULIANO, THOMAS BROPHY
                                 AND LORI CANELL
                              PORTFOLIO CO-MANAGERS

Closed-end funds, unlike open-end funds, are not continually offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange.

GLOSSARY OF INDICES
-------------------

            NEW YORK MUNICIPAL DEBT FUND AVERAGE:  An equally weighted average of those closed-end funds that limit their assets to those securities that are exempt from taxation in New York (double tax-exempt) or a city in New York (triple tax-exempt).

            CALIFORNIA MUNICIPAL DEBT FUND INDEX:  An equally weighted index, adjusted for income dividends and capital gain distributions, of typically the largest 30 closed-end funds that invest at least 65% of assets in municipal debt issues that are exempt from taxation in
                                                   California.

          CALIFORNIA MUNICIPAL DEBT FUND AVERAGE:  An equally weighted average of those closed-end funds that invest at least 65%
                                                   of assets in municipal debt issues that are exempt from taxation in California.

     GENERAL LEVERAGED MUNICIPAL DEBT FUND INDEX:  An equally weighted index, adjusted for income dividends and capital gain distributions, of typically the largest 30 closed-end funds that invest 65% or more of their assets in municipal debt issues rated in the top four credit ratings. These funds can be leveraged via use of debt, preferred equity, and/or reverse repurchase agreements.

   GENERAL LEVERAGED MUNICIPAL DEBT FUND AVERAGE:  An equally weighted average of those closed-end funds that invest 65% or more of their assets in municipal debt issues rated in the top four credit ratings.
                                                   These funds can be leveraged via use of debt, preferred equity, and/or reverse repurchase agreements.

                                      NEUBERGER BERMAN APRIL 30, 2003(UNAUDITED)

SCHEDULE OF INVESTMENTS CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.
-------------------------------------------------------------------

PRINCIPAL AMOUNT                           SECURITY @                                   RATING                 VALUE+
(000's OMITTED)                                                                    MOODY'S    S&P    (000's OMITTED)
TAX-EXEMPT SECURITIES-BACKED BY INSURANCE (89.8%)
AMERICAN CAPITAL ACCESS
   $1,000 Puerto Rico Ind. Tourist Ed. Med. & Env. Ctrl. Fac. Rev.
          (Polytechnic Univ. Proj.), Ser. 2002 A, 5.25%, due 8/1/15                             A           $  1,086

AMERICAN MUNICIPAL BOND ASSURANCE CORP.
    1,285 Bay Area (CA) Governments Assoc. Bart SFO Extension Rev.
          (Arpt. Premium Fare), Ser. 2002 A, 5.00%, due 8/1/21                                 AAA             1,351
    1,000 California St. Pub. Works Board Lease Rev., Ser. 2002 A,
          5.25%, due 12/1/16                                                                   AAA             1,108
    1,000 Fresno (CA) Unified Sch. Dist. Ref. G.O., Ser. 2002 A,
          6.00%, due 2/1/17                                                                    AAA             1,213
    1,905 Long Beach (CA) Bond Fin. Au. Tax Allocation Rev.
          (Downtown, North Long Beach, Poly High, & West Beach Redev.
          Proj.), Ser. 2002 A, 5.38%, due 8/1/17                                               AAA             2,124
      500 Long Beach (CA) Fin. Au. Rev., Ser. 1992, 6.00%, due 11/1/17                         AAA               608
    1,145 Marin Co. (CA) Muni. Wtr. Dist. Wtr. Ref. Rev., Ser. 2002,
          5.00%, due 7/1/17                                                                    AAA             1,236
    1,445 Oceanside (CA) Cert. of Participation Ref. Rev., Ser. 2003 A,
          5.25%, due 4/1/14                                                                    AAA             1,629
    2,600 Sacramento (CA) Muni. Util. Dist. Elec. Rev., Ser. 1997 K, 5.70%,
          due 7/1/17                                                                           AAA             3,084
      500 Salinas Valley (CA) Solid Waste Au. Rev., Ser. 2002, 5.00%,
          due 8/1/06                                                                           AAA               545
    2,000 San Francisco (CA) St. Bldg. Au. Lease Rev.
          (San Francisco Civic Ctr. Complex), Ser. 1996 A, 5.25%,
          due 12/1/16                                                                          AAA             2,203
    2,500 San Jose (CA) Fin. Au. Lease Rev. (Civic Ctr. Proj.),
          Ser. 2002 B, 5.25%, due 6/1/17                                                       AAA             2,750
    1,000 San Jose (CA) Multi-Family Hsg. Rev. (Fallen Leaves Apts. Proj.),
          Ser. 2002 J-1, 4.95%, due 12/1/22                                          Aaa       AAA             1,012

FINANCIAL GUARANTY INSURANCE CO.
    2,550 Contra Costa (CA) Comm. College Dist. G.O., Ser. 2002,
          5.25%, due 8/1/17                                                                    AAA             2,813
    1,000 Kings Canyon (CA) Joint Unified Sch. Dist. G.O., Ser. 2002,
          5.38%, due 8/1/17                                                          Aaa       AAA             1,112
    5,000 Los Angeles (CA) Dept. of Arpts. Rev. (Los Angeles Int'l. Arpt.),
          Ser. 2002 A, 5.25%, due 5/15/18                                            Aaa       AAA             5,447
    1,090 Moreland (CA) Sch. Dist. Ref. G.O., Ser. 2002, 5.13%,
          due 9/1/17                                                                           AAA             1,188
      535 Nevada & Placer Cos. (CA) Irrigation Dist. Cert. of Participation
          Rev., Ser. 2002, 5.00%, due 1/1/16                                                   AAA               583
      565 Nevada & Placer Cos. (CA) Irrigation Dist. Cert. of Participation
          Rev., Ser. 2002, 5.00%, due 1/1/17                                                   AAA               611
    1,045 Oakland (CA) G.O., Ser. 2002 A, 5.00%, due 1/15/15                                   AAA             1,139
    1,210 Oakland (CA) G.O., Ser. 2002 A, 5.00%, due 1/15/18                                   AAA             1,293
    1,290 Oakland (CA) Redev. Agcy. Sub. Tax Allocation Rev.
          (Central Dist. Redev. Proj.), Ser. 2003, 5.50%, due 9/1/17                           AAA             1,463
      575 Port of Oakland (CA) Rev., Ser. 2002 M, 5.25%, due 11/1/17                           AAA               636
    2,655 Riverside Co. (CA) Eastern Muni. Wtr. Dist. Cert. of Participation
          Rev., Ser. 2001 A, 5.00%, due 7/1/19                                       Aaa       AAA             2,804
    2,000 San Diego (CA) Unified Sch. Dist. G.O., Ser. 2002 D, 5.25%,
          due 7/1/21                                                                 Aaa       AAA             2,167

See Notes to Schedule of Investments    7

SCHEDULE OF INVESTMENTS CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC. CONT'D
--------------------------------------------------------------------------

PRINCIPAL AMOUNT                           SECURITY @                                   RATING                 VALUE+
(000's OMITTED)                                                                    MOODY'S    S&P    (000's OMITTED)
   $1,500 San Francisco (CA) City & Co. Int'l. Arpt. Second Ser. Rev., 5.25%,
          due 5/1/16                                                                           AAA          $  1,586

FINANCIAL SECURITY ASSURANCE INC.
    1,000 Burbank (CA) Pub. Svc. Dept. Elec. Rev., Ser. 1998, 5.13%,
          due 6/1/16                                                                           AAA             1,088
    1,000 California Hsg. Fin. Agcy. Home Mtge. Rev., Ser. 2002 V, 4.60%,
          due 8/1/14                                                                           AAA             1,020
    2,000 California St. Dept. of Wtr. Res. Wtr. Rev., Ser. 2001 W, 5.50%,
          due 12/1/13                                                                          AAA             2,317
    3,000 California St. Pub. Works Board Lease Rev.
          (Regents of the Univ. of California UCLA Replacement Hosp.),
          Ser. 2002 A, 5.38%, due 10/1/13                                                      AAA             3,409
    1,275 Los Angeles Co. (CA) Long Beach Unified Sch. Dist. G.O.,
          Ser. 2002 D, 5.00%, due 8/1/17                                                       AAA             1,367
      500 Marin Co. (CA) Dixie Elementary Sch. Dist. G.O.,
          Ser. 2000 A, 5.38%, due 8/1/17                                                       AAA               553
    3,000 Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002 A, 5.25%, due 8/1/17                    AAA             3,319
    1,000 Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002 A, 5.25%, due 8/1/21          Aaa       AAA             1,079
    5,000 San Francisco (CA) City & Co. Redev. Agcy. Lease Ref. Rev.
          (George R. Moscone Convention Ctr.), Ser. 2002, 5.00%,
          due 7/1/17                                                                           AAA             5,378
    1,000 San Jose (CA) Arpt. Ref. Rev., Ser. 2002 B, 5.00%, due 3/1/11                        AAA             1,080
    1,615 San Jose (CA) Arpt. Ref. Rev., Ser. 2002 B, 5.00%, due 3/1/12                        AAA             1,741
    1,620 Santa Clara Co. (CA) Fremont Union High Sch. Dist. G.O.,
          Ser. 2002 C, 5.00%, due 9/1/20                                             Aaa       AAA             1,714

MUNICIPAL BOND INVESTORS ASSURANCE CORP.
    1,250 Alameda Co. (CA) Cert. of Participation Ref. Rev.,
          Ser. 2001 A, 5.38%, due 12/1/17                                                      AAA             1,392
    4,000 California Poll. Ctrl. Fin. Au. Ref. PCR (Pacific Gas & Elec. Co.),
          Ser. 1996 A, 5.35%, due 12/1/16                                                      AAA             4,358
    2,835 Glendale (CA) Redev. Agcy. Tax Allocation Rev.
          (Central Glendale Redev. Proj.), Ser. 2002, 5.00%, due 12/1/16                       AAA             3,111
    2,480 Glendale (CA) Redev. Agcy. Tax Allocation Rev.
          (Central Glendale Redev. Proj.), Ser. 2002, 5.25%, due 12/1/17                       AAA             2,761
    3,890 Port of Oakland (CA) Ref. Rev., Ser. 2002 N, 5.00%, due 11/1/13                      AAA             4,202
      750 Santa Clara Co. (CA) Saratoga Union Sch. Dist. Ref. G.O.,
          Ser. 1999, 5.13%, due 9/1/11                                                         AAA               846
    3,905 Solano Co. (CA) Cert. of Participation Rev., Ser. 2002, 5.25%,
          due 11/1/17                                                                          AAA             4,311
    1,000 Univ. of California Regents Rev. (Multiple Purp. Proj.),
          Ser. 2000 K, 5.00%, due 9/1/12                                                       AAA             1,082
                                                                                                            --------
                                                                                                              88,919
                                                                                                            --------
TAX-EXEMPT SECURITIES-OTHER (67.5%)
      780 Abag (CA) Fin. Au. Cert. of Participation Rev. (Channing House),
          Ser. 1999, 4.90%, due 2/15/09                                                        BBB+              817
    3,050 Abag (CA) Fin. Au. Cert. of Participation Rev. (Episcopal Homes
          Foundation), Ser. 1998, 5.13%, due 7/1/18                                            A-              3,100
      900 Brazos (TX) River Au. PCR (TXU Energy Co. LLC Proj.),
          Ser. 2003 A, 6.75%, due 4/1/38                                             Baa2      BBB               917++
      750 Brazos (TX) River Au. Ref. Rev. (Reliant Energy, Inc. Proj.),
          Ser. 1999 B, 7.75%, due 12/1/18                                            Ba1       BBB-              782++
    1,000 Brazos (TX) River Harbor Navigation Dist. Env. Rev.
          (Dow Chemical Co. Proj.), Ser. 2002 A-4, 5.20%, due 5/15/33                 A3        A              1,035++

                                      NEUBERGER BERMAN APRIL 30, 2003(UNAUDITED)

SCHEDULE OF INVESTMENTS CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC. CONT'D
--------------------------------------------------------------------------

PRINCIPAL AMOUNT                           SECURITY @                                   RATING                  VALUE+
(000's OMITTED)                                                                    MOODY'S     S&P    (000's OMITTED)
   $1,000 California Co. (CA) Tobacco Securitization Agcy. Tobacco
          Settlement Asset-Backed Rev., Ser. 2002, 4.75%, due 6/1/19                  A1        A+           $    940
    4,500 California Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002 A, 5.75%,
          due 5/1/17                                                                  A3       BBB+             5,003
    1,000 California Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002 A, 5.38%,
          due 5/1/22                                                                  A3       BBB+             1,048
    1,750 California Ed. Fac. Au. Ref. Rev. (Stanford Univ.),
          Ser. 2001 R, 5.00%, due 11/1/21                                            Aaa       AAA              1,842
    2,000 California Hlth. Fac. Fin. Au. Rev. (Cedars-Sinai Med. Ctr.),
          Ser. 1999 A, 6.13%, due 12/1/19                                             A3                        2,170
    1,000 California Hlth. Fac. Fin. Au. Rev. (Kaiser Permanente),
          Ser. 1998 B, 5.00%, due 10/1/20                                                      AAA              1,014
    1,500 California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev.
          (Republic Svc., Inc. Proj.), Ser. 2002 B, 5.25%, due 6/1/23                Baa3      BBB              1,540++
    2,500 California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev.
          (Waste Management, Inc. Proj.), Ser. 2002 B, 4.45%, due 7/1/27                       BBB              2,558++
    1,000 California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev.
          (Waste Management, Inc. Proj.), Ser. 2002 C, 4.85%, due 12/1/27                      BBB              1,041++
    2,250 California St. G.O., Ser. 2002, 5.00%, due 10/1/17                          A1        A+              2,343
    1,000 California St. Univ., Fresno Assoc., Inc. Rev. (Auxiliary Organization
          Event Ctr.), Ser. 2002, 5.00%, due 7/1/12                                  Baa3      BBB-             1,054
    2,000 California Statewide CDA Cert. of Participation Rev.
          (Children's Hosp. Los Angeles), Ser. 1999, 5.13%, due 8/15/19               A2        A+              2,060
    2,000 California Statewide CDA Cert. of Participation Rev.
          (The Internext Group), Ser. 1999, 5.38%, due 4/1/17                                  BBB              2,035
    5,000 California Statewide CDA Hlth. Fac. Rev. (Memorial Hlth. Svcs.),
          Ser. 2003 A, 6.00%, due 10/1/16                                             A3        A               5,556
    3,000 California Statewide CDA Rev. (Kaiser Permanente Proj.),
          Ser. 2002 E, 4.70%, due 11/1/36                                             A3                        3,187
    1,000 Central (CA) Joint Pwr. Hlth. Fin. Au. Cert. of Participation Rev.
          (Comm. Hosp. of Central California Proj.), Ser. 2000, 5.50%,
          due 2/1/14                                                                 Baa1      BBB+             1,046
    1,020 Cerritos (CA) Pub. Fin. Au. Sub. Tax Allocation Rev.
          (Cerritos Redev. Proj.), Ser. 2002 B, 4.40%, due 11/1/16                             BBB              1,020
    1,000 Cumberland Co. (PA) West Shore Area Au. Hosp. Rev.
          (Holy Spirit Hosp. of the Sisters of Christian Charity Proj.),
          Ser. 2001, 6.00%, due 1/1/18                                                         BBB+             1,056
    1,000 De Kalb Co. (GA) Dev. Au. Ref. PCR (General Motors Corp. Proj.),
          Ser. 2002, 6.00%, due 3/15/21                                               A3       BBB              1,028++
    1,210 Elk Grove (CA) Spec. Tax Rev. (East Franklin Comm. Fac.
          Dist., Number 1), Ser. 2002 A, 5.38%, due 8/1/17                                     BB+              1,214
    1,270 Los Angeles (CA) Dept. of Wtr. & Pwr. Sys. Rev., Sub.
          Ser. 2001 A-3, 5.38%, due 7/1/20                                           Aa3                        1,352
    2,250 Louisiana Tobacco Settlement Fin. Corp. Tobacco Settlement
          Asset-Backed Rev., Ser. 2001 B, 5.50%, due 5/15/30                          A1        A               1,815
    1,500 Morehouse Parish (LA) PCR (Int'l. Paper Co. Proj.),
          Ser. 2001 A, 5.25%, due 11/15/13                                           Baa2      BBB              1,551++
    1,405 North Carolina Muni. Pwr. Agcy. Number 1 Catawba Elec. Rev.,
          Ser. 2003 A, 5.50%, due 1/1/14                                             Baa1      BBB+             1,543
      605 Oakland (CA) Redev. Agcy. Rev. (Coliseum Area Redev. Proj.),
          Ser. 2003, 5.00%, due 9/1/16                                                          A-                632
      635 Oakland (CA) Redev. Agcy. Rev. (Coliseum Area Redev. Proj.),
          Ser. 2003, 5.00%, due 9/1/17                                                          A-                659
    3,000 Puerto Rico Children's Trust Tobacco Settlement Asset-Backed Rev.,
          Ser. 2002, 5.38%, due 5/15/33                                               A1        A               2,495

See Notes to Schedule of Investments    9

SCHEDULE OF INVESTMENTS CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC. CONT'D
--------------------------------------------------------------------------

PRINCIPAL AMOUNT                           SECURITY @                                   RATING                 VALUE+
(000's OMITTED)                                                                    MOODY'S    S&P    (000's OMITTED)
   $  440 Roseville (CA) Special Tax Comm. Fac. Dist. Number 1
          (Stone Point Proj.), Ser. 2003, 5.70%, due 9/1/17                                                 $    440
      800 San Diego (CA) Cert. of Participation Rev. (Natural History
          Museum), Ser. 1998, 5.50%, due 2/1/13                                     Baa3                         853
      830 San Diego (CA) Redev. Agcy. Sub. Parking Rev.
          (Centre City Redev. Proj.), Ser. 2003 B, 4.80%, due 9/1/15                Baa2       A-                848
      820 San Diego (CA) Redev. Agcy. Sub. Parking Rev.
          (Centre City Redev. Proj.), Ser. 2003 B, 4.90%, due 9/1/16                Baa2       A-                839
    3,000 San Francisco (CA) Bay Area Toll Au. Toll Bridge Rev.,
          Ser. 2001 D, 5.00%, due 4/1/17                                            Aa3        AA              3,206
    1,000 Santa Rosa (CA) Rancheria Tachi Yokut Tribe Enterprise Rev.,
          Ser. 2003, 6.13%, due 3/1/13                                                        BBB              1,001
    1,000 South Gate (CA) Pub. Fin. Au. Tax Allocation Rev.
          (South Gate Redev. Proj. Number 1), Ser. 2002, 5.00%,
          due 9/1/16                                                                          AAA              1,088
      600 Univ. of California Regents Cert. of Participation Rev. (San Diego
          Campus & Sacramento Proj.), Ser. 2002 A, 5.25%, due 1/1/18                Aa2                          644
      750 Verrado (AZ) Comm. Fac. Dist. Number 1 G.O., Ser. 2003, 6.15%,
          due 7/15/17                                                                                            753
      750 Virgin Islands Pub. Fin. Au. Rev., Ser. 1998 E, 6.00%, due 10/1/22                                     765
    1,000 Virgin Islands Wtr. & Pwr. Au. Elec. Sys. Ref. Rev., Ser. 1998, 5.30%,
          due 7/1/18                                                                                           1,005
                                                                                                            --------
                                                                                                              66,895
                                                                                                            --------

TAX-EXEMPT CASH EQUIVALENT SECURITIES-BACKED BY INSURANCE (0.3%)
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
      300 California Hsg. Fin. Agcy. Home Mtge. Rev., Ser. 2002 J,
          1.20%, VRDN due 2/1/33                                                    VMIG1     A-1+               300
                                                                                                            --------

          TOTAL INVESTMENTS (157.6%) (COST $153,158)                                                         156,114##

          Cash, receivables and other assets, less liabilities (1.9%)                                          1,973
          Auction Market Preferred Shares at redemption value [(59.5%)]                                      (59,000)
                                                                                                            --------

          TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)                                       $ 99,087
                                                                                                            --------

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

SCHEDULE OF INVESTMENTS INTERMEDIATE MUNICIPAL FUND INC.
--------------------------------------------------------

PRINCIPAL AMOUNT                           SECURITY @                                   RATING                 VALUE+
(000's OMITTED)                                                                    MOODY'S     S&P   (000's OMITTED)

TAX-EXEMPT SECURITIES--ESCROWED IN U.S. GOVERNMENT SECURITIES (0.7%)
  $ 1,670 Illinois Metro. Pier & Exposition Au. Rev., Ser. 1998 A,
          5.50%, due 6/15/17                                                                   AAA          $  1,952
                                                                                                            --------

TAX-EXEMPT SECURITIES--BACKED BY INSURANCE (77.0%)
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
    1,500 California St. Pub. Works Board Lease Rev., Ser. 2002 A,
          5.25%, due 12/1/17                                                                   AAA             1,651**
    5,000 Chicago (IL) G.O., Ser. 1995 A-2, 6.25%, due 1/1/13                        Aaa       AAA             6,019
    6,120 Chicago (IL) G.O., Ser. 2002 A, 5.38%, due 1/1/17                          Aaa       AAA             6,765
    4,220 Colorado Springs (CO) Util. Sys. Sub. Lien Ref. Rev.,
          Ser. 2002 A, 5.38%, due 11/15/18                                                     AAA             4,659
    4,100 Fargo (ND) Hlth. Sys. Rev. (Meritcare Obligated Group),
          Ser. 2002 A, 5.63%, due 6/1/17                                                       AAA             4,528
    1,065 Indiana St. Recreational Dev. Comm. Rev., Ser. 2002, 5.25%,
          due 7/1/18                                                                           AAA             1,152
    1,125 Indiana St. Recreational Dev. Comm. Rev., Ser. 2002, 5.25%,
          due 7/1/19                                                                           AAA             1,209
    3,000 Massachusetts Port Au. Spec. Fac. Rev. (Delta Air Lines,
          Inc. Proj.), Ser. 2001 A, 5.50%, due 1/1/19                                          AAA             3,136
    5,010 New Hampshire Hlth. & Ed. Fac. Au. Rev. (Univ. Sys. of New
          Hampshire), Ser. 1992, 5.38%, due 7/1/17                                             AAA             5,540
    7,000 Palm Beach Co. (FL) Sch. Board Cert. of Participation,
          Ser. 2001 B, 5.38%, due 8/1/17                                                       AAA             7,757
    4,610 Thornton (CO) Cert. of Participation, Ser. 2002, 5.38%,
          due 12/1/16                                                                Aaa       AAA             5,169
FINANCIAL GUARANTY INSURANCE CO.
    2,150 Cass Lake-Bena (MN) Ind. Sch. Dist. Number 115 Ref. G.O.,
          5.00%, due 2/1/18                                                                    AAA             2,313
    4,000 Denver (CO) City & Co. Arpt. Sys. Ref. Rev., Ser. 2002 E,
          5.25%, due 11/15/14                                                        Aaa       AAA             4,314
    3,075 Detroit (MI) Sch. Dist. Sch. Bldg. & Site Imp. G.O.,
          Ser. 2002 A, 5.50%, due 5/1/15                                                       AAA             3,521
    3,235 Houston (TX) Arpt. Sys. Sub. Lien Ref. Rev., Ser. 2001 A,
          5.50%, due 7/1/16                                                                    AAA             3,491
    4,355 Las Vegas (NV) Valley Wtr. Dist. Ref. & Wtr. Imp. G.O.,
          Ser. 2003 A, 5.25%, due 6/1/16                                             Aaa       AAA             4,810
    4,935 Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (New England
          Med. Ctr. Hosp.), Ser. 2002 H, 5.38%, due 5/15/16                                    AAA             5,395
    2,140 Mt. Pleasant (SC) Wtr. & Swr. Sys. Ref. & Imp. Rev.,
          Ser. 2002, 5.25%, due 12/1/17                                                        AAA             2,357
    2,080 Oakland (CA) Redev. Agcy. Sub. Tax Allocation Rev. (Central
          Dist. Redev. Proj.), Ser. 2003, 5.50%, due 9/1/18                                    AAA             2,342
    8,140 Orange Co. (FL) Sales Tax Ref. Rev., Ser. 2002 A, 5.13%,
          due 1/1/18                                                                 Aaa       AAA             8,841
    2,000 Philadelphia (PA) Arpt. Rev. (Philadelphia Arpt. Sys.),
          Ser. 1998 A, 5.38%, due 6/15/14                                                      AAA             2,148
    6,250 Port of Seattle (WA) Rev., Ser. 1999, 5.50%, due 9/1/16                              AAA             6,801
    5,500 Prince Georges Co. (MD) Cons. Pub. Imp. G.O., Ser. 2001,
          5.25%, due 12/1/16                                                         Aaa       AAA             6,111

See Notes to Schedule of Investments   11

SCHEDULE OF INVESTMENTS INTERMEDIATE MUNICIPAL FUND INC. CONT'D
---------------------------------------------------------------

PRINCIPAL AMOUNT                           SECURITY @                                   RATING                 VALUE+
(000's OMITTED)                                                                    MOODY'S     S&P   (000's OMITTED)
  $ 1,000 Sarasota Co. (FL) Util. Sys. Ref. Rev., Ser. 2002 C, 5.25%,
          due 10/1/20                                                                Aaa       AAA          $  1,081
    2,500 Tacoma (WA) Wtr. Sys. Rev., Ser. 2001, 5.13%, due 12/1/19                            AAA             2,652

FINANCIAL SECURITY ASSURANCE INC.
    3,495 Bi State (MO-IL) Dev. Agcy. Metro. Dist. Rev. (Metrolink
          Cross Co. Extension Proj.), Ser. 2002 B, 5.25%, due 10/1/16                Aaa       AAA             3,896
    1,100 Charleston Co. (SC) Sch. Dist. G.O., Ser. 2001, 5.00%,
          due 2/1/18                                                                 Aa1                       1,175
    3,600 Corpus Christi (TX) Tax & Muni. Hotel Occupancy Tax G.O.,
          Ser. 2002, 5.50%, due 9/1/17                                                         AAA             4,014
    8,800 Energy Northwest (WA) Elec. Ref. Rev. (Proj. No. 3),
          Ser. 2001 A, 5.50%, due 7/1/17                                             Aaa       AAA             9,743
    7,000 Harris Co. (TX) Toll Road Sr. Lien Ref. Rev., Ser. 2002,
          5.38%, due 8/15/16                                                                   AAA             7,821
    2,580 Indianapolis (IN) Local Pub. Imp. Rev. (Indianapolis Arpt.
          Au. Proj.), Ser. 2003 A, 5.63%, due 1/1/17                                           AAA             2,831
    2,000 Kane, Cooke, & DuPage Cos. (IL) Elgin Sch. Dist. Number U-46
          G.O., Ser. 1998, 5.35%, due 1/1/15                                         Aaa                       2,211
    5,000 King & Snohomish Cos. (WA) Northshore Sch. Dist. Number 417
          G.O., Ser. 2002, 5.50%, due 12/1/17                                        Aaa       AAA             5,570
    4,260 King Co. (WA) Pub. Trans. Sales Tax Ref. G.O., Ser. 2002,
          5.38%, due 12/1/14                                                         Aaa       AAA             4,810
    3,015 Knox Co. (TN) Hlth. Ed. & Hsg. Fac. Board Hosp. Ref. & Imp.
          Rev., Ser. 2002 A, 5.50%, due 1/1/18                                       Aaa       AAA             3,304
    1,725 Maine Muni. Bond Bank Rev., Ser. 1998 C, 5.35%, due 11/1/18                          AAA             1,895
    5,000 New Jersey Bldg. Au. St. Bldg. Ref. Rev., Ser. 2002 B,
          5.25%, due 12/15/15                                                                  AAA             5,575
      750 Palm Beach Co. (FL) Sch. Board Cert. of Participation,
          Ser. 2002 D, 5.25%, due 8/1/16                                                       AAA               830
    4,665 South Carolina St. Pub. Svc. Au. Rev., Ser. 2002 B, 5.38%,
          due 1/1/18                                                                 Aaa       AAA             5,127
    4,200 Tarrant (TX) Reg. Wtr. Dist. Wtr. Ref. & Imp. Rev.,
          Ser. 2002, 5.38%, due 3/1/16                                               Aaa       AAA             4,702
    5,395 Truckee Meadows (NV) Wtr. Au. Wtr. Rev., Ser. 2001 A, 5.50%,
          due 7/1/15                                                                           AAA             6,038
    1,370 Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Aurora Med. Group,
          Inc. Proj.), Ser. 1996, 6.00%, due 11/15/11                                Aaa       AAA             1,590

MUNICIPAL BOND INVESTORS ASSURANCE CORP.
    1,465 Arizona St. Energy Mgt. Svcs. (Main) LLC Energy Conservation
          Rev. (Arizona St. Univ. Proj. Main Campus), Ser. 2002,
          5.25%, due 7/1/17                                                                    AAA             1,607
    3,000 CDP-King Co. III (WA) Lease Rev. (King Street Ctr. Proj.),
          Ser. 1997, 5.13%, due 6/1/17                                               Aaa       AAA             3,131
    5,335 Clark Co. (NV) Passenger Fac. Charge Ref. Rev. (Las
          Vegas-McCarran Int'l. Arpt. Proj.), Ser. 2002 A, 5.25%,
          due 7/1/10                                                                           AAA             5,869
    4,575 Henry Co. (GA) Wtr. & Swr. Au. Wtr. & Swr. Ref. Rev.,
          Ser. 2002 A, 5.13%, due 2/1/17                                             Aaa       AAA             5,054

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

SCHEDULE OF INVESTMENTS INTERMEDIATE MUNICIPAL FUND INC. CONT'D
---------------------------------------------------------------

PRINCIPAL AMOUNT                           SECURITY @                                     RATING               VALUE+
(000's OMITTED)                                                                    MOODY'S       S&P (000's OMITTED)
  $ 4,955 Houston (TX) Pub. Imp. Ref. G.O., Ser. 2002, 5.25%,
          due 3/1/17                                                                             AAA        $  5,397
    5,000 Illinois G.O., First Ser. 2002, 5.25%, due 10/1/14                         Aaa                       5,588
    3,000 Illinois Hlth. Fac. Au. Rev. (Loyola Univ.), Ser. 1997 A,
          6.00%, due 7/1/14                                                          Aaa         AAA           3,540
    1,000 Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev., Ser. 2002 B,
          5.25%, due 1/1/18                                                          Aaa         AAA           1,086
    1,850 Massachusetts St. G.O., Ser. 2002 E, 5.38%, due 1/1/18                                 AAA           2,051
    5,000 Michigan St. Hsg. Dev. Au. Single Family Mtge., Ser. 2001 A,
          5.30%, due 12/1/16                                                                     AAA           5,250
    2,710 Newnan (GA) Hosp. Au. Rev. Anticipation Certificates (Newnan
          Hosp. Inc. Proj.), Ser. 2002, 5.50%, due 1/1/18                            Aaa                       3,012
    1,910 Southmost (TX) Reg. Wtr. Au. Wtr. Supply Contract Rev.
          (Desalination Plant Proj.), Ser. 2002, 5.50%, due 9/1/19                   Aaa                       2,102
    1,000 Trinity (TX) River Au. Imp. & Ref. Rev. (Tarrant Co. Wtr.
          Proj.), Ser. 2003, 5.50%, due 2/1/16                                                   AAA           1,130
    4,555 Washington St. G.O., Ser. 1998 C, 6.00%, due 7/1/12                                    AAA           5,410
    7,205 Wisconsin St. G.O., Ser. 2002 C, 5.25%, due 5/1/17                         Aaa         AAA           7,875
                                                                                                            --------
                                                                                                             232,996
                                                                                                            --------

TAX-EXEMPT SECURITIES--OTHER (80.5%)
    4,145 Anson (TX) Ed. Fac. Corp. Std. Hsg. Rev. (Univ. of Texas at
          Dallas-Waterview Park Proj.), Ser. 2002, 5.00%, due 1/1/23                              A            4,145
    1,000 Austin (TX) Convention Enterprises, Inc. Convention Ctr.
          Hotel First Tier Rev., Ser. 2001 A, 6.38%, due 1/1/16                     Baa3         BBB-          1,031
    2,000 Badger (WI) Tobacco Asset Securitization Corp. Tobacco
          Settlement Asset-Backed Rev., Ser. 2002, 5.50%, due 6/1/10                 A1           A            1,905
    6,750 Badger (WI) Tobacco Asset Securitization Corp. Tobacco
          Settlement Asset-Backed Rev., Ser. 2002, 6.13%, due 6/1/27                 A1           A            6,067
    1,135 Beaufort Co. (SC) Sch. Dist. G.O., Ser. 2001 A, 5.00%,
          due 3/1/18                                                                 Aa1                       1,206
    2,000 Boone Co. (MO) Hosp. Ref. Rev., Ser. 2002, 5.05%, due 8/1/20               A3                        2,026
    2,425 Branson (MO) Dev. Fin. Board Infrastructure Fac. Board Rev.,
          Ser. 2003 A, 5.00%, due 12/1/17                                           Baa1                       2,488
    3,300 Brazos (TX) River Au. PCR (TXU Energy Co. LLC Proj.),
          Ser. 2003 A, 6.75%, due 4/1/38                                            Baa2         BBB           3,362++
    1,000 Brazos (TX) River Au. Ref. Rev. (Reliant Energy, Inc.
          Proj.), Ser. 1999 B, 7.75%, due 12/1/18                                    Ba1         BBB-          1,042++
    4,000 Brazos (TX) River Harbor Navigation Dist. Env. Rev. (Dow
          Chemical Co. Proj.), Ser. 2002 B-2, 4.75%, due 5/15/33                     A3           A            4,103++
    2,500 Broward Co. (FL) G.O., Ser. 2001 A, 5.25%, due 1/1/18                      Aa1                       2,742
    5,000 Burke Co. (GA) Dev. Au. PCR (Georgia Pwr. Co. Plant Vogtle
          Proj.), Ser. 2001, 4.45%, due 1/1/32                                       A2           A            5,333
    2,500 California Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002 A,
          5.75%, due 5/1/17                                                          A3          BBB+          2,779
    3,460 California Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002 A,
          5.38%, due 5/1/22                                                          A3          BBB+          3,628
    3,500 California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev.
          (Republic Svc., Inc. Proj.), Ser. 2002 B, 5.25%, due 6/1/23               Baa3         BBB           3,593++

See Notes to Schedule of Investments   13

SCHEDULE OF INVESTMENTS INTERMEDIATE MUNICIPAL FUND INC. CONT'D
---------------------------------------------------------------

PRINCIPAL AMOUNT                           SECURITY @                                   RATING                 VALUE+
(000's OMITTED)                                                                    MOODY'S     S&P   (000's OMITTED)
  $ 1,240 California Statewide CDA Hlth. Fac. Rev. (Memorial Hlth.
          Svcs.), Ser. 2003 A, 6.00%, due 10/1/16                                    A3         A           $  1,378
    1,500 Chicago (IL) Metro. Wtr. Reclamation Dist. G.O., Ser. 2002
          C, 5.38%, due 12/1/16                                                                AAA             1,675
    1,000 Clark Co. (WA) Vancouver Sch. Dist. Number 37 G.O.,
          Ser. 1998, 5.13%, due 12/1/12                                              Aa3                       1,124
    1,765 Cumberland Co. (PA) West Shore Area Au. Hosp. Rev. (Holy
          Spirit Hosp. of the Sisters of Christian Charity Proj.), Ser. 2001,
          6.05%, due 1/1/19                                                                   BBB+             1,856
    4,210 DCH Hlth. Care Au. (AL) Hlth. Care Fac. Rev., Ser. 2002,
          5.25%, due 6/1/14                                                          A1        A+              4,499
    1,000 Delaware River (PA-NJ) Joint Toll Bridge Comm. Sys. Rev.,
          Ser. 2003, 5.25%, due 7/1/18                                               A2        A-              1,080
    1,000 Denton, Tarrant & Wise Cos. (TX) Northwest Ind. Sch. Dist.
          Unlimited Sch. Bldg. & Ref. G.O., Ser. 2002, 5.50%,
          due 8/15/17                                                                          AAA             1,121
    2,000 Denver (CO) City & Co. Arpt. Rev., Ser. 1991 D, 7.75%,
          due 11/15/13                                                                         AAA             2,538
    4,495 Dist. of Columbia (Washington, D.C.) Ref. G.O., Ser. 2002 C,
          5.25%, due 6/1/13                                                                    AAA             4,949
    1,750 Ector Co. (TX) Dist. Hosp. Rev., Ser. 2002 A, 5.63%,
          due 4/15/16                                                                A2        A-              1,806
    1,745 Ector Co. (TX) Dist. Hosp. Rev., Ser. 2002 A, 5.63%,
          due 4/15/17                                                                A2        A-              1,793
      825 Fort Bend Co. (TX) Ind. Dev. Corp. Ref. PCR (Frito-Lay, Inc.
          Proj.), Ser. 1987, 3.00%, due 10/1/11                                      A1                          826++
    2,000 Freeborn Co. (MN) Hsg. & Redev. Au. Lease Rev. (Criminal
          Justice Ctr. Proj.), Ser. 2002, 5.38%, due 2/1/17                         Baa1                       2,084
    5,000 Golden St. (CA) Tobacco Securitization Corp. Tobacco
          Settlement Asset-Backed Rev., Ser. 2003 A-1, 6.25%,
          due 6/1/33                                                                 A1         A              4,364
    5,130 Illinois Ed. Fac. Au. Rev. (Field Museum of Natural
          History), Ser. 2002, 4.30%, due 11/1/36                                    A2         A              5,218
   10,000 Indiana Bond Bank Rev., Ser. 2001 A, 5.38%, due 2/1/17                               AAA            11,203
    3,560 Indiana Bond Bank Rev., Ser. 2002 B, 5.25%, due 2/1/18                    Baa2       A-              3,886
    3,500 Indiana St. Dev. Fin. Au. Solid Waste Disp. Rev. (Waste
          Management, Inc. Proj.), Ser. 2001, 3.45%, due 10/1/31                               BBB             3,508++
    2,050 Indiana St. Hlth. Fac. Fin. Au. Rev. (Hlth. Sys. Sisters of
          St. Francis), Ser. 2001, 5.35%, due 11/1/15                                Aa3        A              2,211
    1,070 Ingham & Clinton Cos. (MI) East Lansing Bldg. Au. Ref. G.O.,
          Ser. 1999, 5.25%, due 10/1/16                                                        AA              1,177
    3,000 Iowa Tobacco Settlement Au. Tobacco Settlement Asset-Backed
          Rev., Ser. 2001 B, 5.30%, due 6/1/25                                       A1         A              2,319
    2,000 Jasper (IN) Hosp. Au. Hosp. Fac. Ref. Rev. (Mem. Hosp. &
          Hlth. Care Ctr. Proj.), Ser. 2002, 5.50%, due 11/1/17                                AA              2,142
    1,050 Kent Co. (MI) Forest Hills Pub. Sch. Unlimited G.O.,
          Ser. 2000, 5.25%, due 5/1/19                                               Aa2                       1,128
    1,000 Louisiana Tobacco Settlement Fin. Corp. Tobacco Settlement
          Asset-Backed Rev., Ser. 2001 B, 5.50%, due 5/15/30                         A1         A                807

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

SCHEDULE OF INVESTMENTS INTERMEDIATE MUNICIPAL FUND INC. CONT'D
---------------------------------------------------------------

PRINCIPAL AMOUNT                           SECURITY @                                   RATING                 VALUE+
(000's OMITTED)                                                                    MOODY'S     S&P   (000's OMITTED)
  $ 2,000 Lubbock (TX) Hlth. Fac. Dev. Corp. Rev. (St. Joseph Hlth.
          Sys.), Ser. 1998, 5.25%, due 7/1/16                                        Aa3       AA-          $  2,096
    1,500 Maricopa Co. (AZ) IDA Multi-Family Hsg. Rev. (Sun King Apts.
          Proj.), Ser. 2000 A, 6.75%, due 11/1/18                                    A3         A              1,451
    1,000 Martin Co. (NC) Ind. Fac. & Poll. Ctrl. Fin. Au. Solid Waste
          Disp. Rev. (Weyerhaeuser Co. Proj.), Ser. 1994, 6.80%,
          due 5/1/24                                                                Baa2       BBB             1,036++
    1,000 Maryland St. Hlth. & Higher Ed. Fac. Au. Rev. (Union Hosp.
          of Cecil Co.), Ser. 2002, 5.50%, due 7/1/14                                A3                        1,106
    2,400 Mashantucket Western Pequot Tribe (CT) Spec. Rev., Sub.
          Ser. 1997 B, 5.70%, due 9/1/12                                            Baa3                       2,552
    2,450 Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Caritas Christi
          Oblig. Group), Ser. 1999 A, 5.70%, due 7/1/15                                        A+              2,328
    2,810 Massachusetts St. Hlth. & Ed. Fac. Au. Rev.
          (Milford-Whitinsville Reg. Hosp.), Ser. 1998 C, 5.75%,
          due 7/15/13                                                               Baa2       BBB             2,999
    5,000 Massachusetts St. Wtr. Poll. Abatement Trust Rev.,
          Ser. 2001-7, 5.25%, due 2/1/16                                                       AAA             5,498
    5,030 Massachusetts St. Wtr. Poll. Abatement Trust Rev. (MWRA
          Prog.), Ser. 2002 A, 5.25%, due 8/1/19                                     Aaa       AAA             5,455
    3,085 Memphis-Shelby Co. (TN) Arpt. Au. Spec. Fac. Ref. Rev.
          (Federal Express Corp.), Ser. 2002, 5.05%, due 9/1/12                     Baa2       BBB             3,268
    1,085 Mesa (AZ) IDA Rev. (ASU East-Maricopa Std. Hsg.), Ser. 2001,
          5.70%, due 7/1/11                                                                     A              1,203
    1,500 Michigan St. Bldg. Au. Rev. (Fac. Prog.), Ser. 2001 II,
          5.50%, due 10/15/18                                                        Aa1       AA+             1,666
    2,735 Michigan Strategic Fund Solid Waste Disp. Ltd. Oblig. Ref.
          Rev. (Waste Mgt., Inc. Proj.), Ser. 2002, 5.45%, due 12/1/12                         BBB             2,807++
    2,000 Missouri St. Env. Imp. & Energy Res. Au. Wtr. Poll. Ctrl. &
          Drinking Wtr. Rev., Ser. 2002 B, 5.50%, due 7/1/16                                   AAA             2,280
    1,000 Missouri St. Hsg. Dev. Comm. Multi-Family Hsg. Rev.,
          Ser. 2001 III, 5.05%, due 12/1/15                                                    AA              1,066
    1,380 Missouri St. Hsg. Dev. Comm. Multi-Family Hsg. Rev.,
          Ser. 2001 II, 5.25%, due 12/1/16                                                     AA              1,477
    5,000 Montgomery Co. (PA) Higher Ed. & Hlth. Au. Hosp. Rev.
          (Abington Mem. Hosp. Proj.), Ser. 2002 A, 5.00%, due 6/1/19                           A              5,014
    3,000 Moraine (OH) Solid Waste Disp. Rev. (General Motors Corp.
          Proj.), Ser. 1994, 6.75%, due 7/1/14                                       A3        BBB             3,317++
    2,500 Morehouse Parish (LA) PCR (Int'l. Paper Co. Proj.),
          Ser. 2001 A, 5.25%, due 11/15/13                                          Baa2       BBB             2,586++
    2,000 Nevada St. Cap. Imp. Ltd. G.O., Ser. 1998 B, 5.13%,
          due 4/15/17                                                                Aa2                       2,159
    1,375 New Haven (MI) Comm. Sch. G.O., Ser. 2002, 5.25%, due 5/1/17                         AAA             1,510
    6,900 New Jersey Ed. Fac. Au. Rev. (Stevens Institute of
          Technology), Ser. 2002 C, 5.25%, due 7/1/17                               Baa1       A-              7,318
    4,000 New Jersey Hlth. Care Fac. Fin. Au. Rev. (Somerset Med. Ctr.
          Proj.), Ser. 2002, 5.50%, due 7/1/18                                      Baa1       A-              4,065
    3,250 New York City (NY) G.O., Ser. 2002 C, 5.50%, due 8/1/15                    A2                        3,478
    2,580 New York City (NY) IDA Civic Fac. Rev. (Lycee Francais de
          New York Proj.), Ser. 2002 A, 5.50%, due 6/1/14                                       A              2,827

See Notes to Schedule of Investments   15

SCHEDULE OF INVESTMENTS INTERMEDIATE MUNICIPAL FUND INC. CONT'D
---------------------------------------------------------------

PRINCIPAL AMOUNT                           SECURITY @                                   RATING                 VALUE+
(000's OMITTED)                                                                    MOODY'S     S&P   (000's OMITTED)
  $ 3,500 New York St. Dorm. Au. Rev., Ser. 2003 A, 5.38%, due 3/15/20                         AA           $  3,818
    1,000 New York St. Dorm. Au. Rev. (Mount Sinai NYU Hlth. Oblig.
          Group), Ser. 2000 C, 6.00%, due 7/1/26                                    Baa3                       1,000
    2,800 New York St. Urban Dev. Corp. Ref. Rev. (Correctional Cap.
          Fac.), Ser. 1998, 5.00%, due 1/1/14                                        A3        AA-             2,946
    4,780 North Central (TX) Hlth. Fac. Dev. Corp. Hosp. Ref. Rev.
          (Baylor Hlth. Care Sys. Proj.), Ser. 1998, 5.10%,
          due  5/15/13                                                               Aa3       AA-             5,032
    3,760 Ohio Air Quality Dev. Au. Env. Imp. Ref. Rev. (USX Corp.
          Proj.), Ser. 1995, 5.00%, due 11/1/15                                     Baa1                       3,797++
    2,085 Palm Beach Co. (FL) Hlth. Fac. Au. Hosp. Ref. Rev. (BRCH
          Corp. Oblig. Group), Ser. 2001, 5.00%, due 12/1/12                                   A+              2,204
    3,850 Royal Oak (MI) Hosp. Fin. Hosp. Ref. Rev. (William Beaumont
          Hosp.), Ser. 1996 I, 6.25%, due 1/1/12                                     Aa3       AA-             4,482
    2,260 San Antonio (TX) Cert. of Obligation G.O., Ser. 2002, 5.00%,
          due 2/1/14                                                                 Aa2                       2,463
    6,795 San Antonio (TX) Ind. Sch. Dist. Unlimited Tax G.O.,
          Ser. 2001 B, 5.38%, due 8/15/17                                            Aaa       AAA             7,443
      740 San Diego (CA) Redev. Agcy. Sub. Parking Rev. (Centre City
          Redev. Proj.), Ser. 2003 B, 5.00%, due 9/1/17                             Baa2        A-               757
    2,000 Sayre (PA) Hlth. Care Fac. Au. Rev. (Guthrie Hlth. Proj.),
          Ser. 2002 A, 5.75%, due 12/1/21                                                       A-             2,087
      155 Spokane Co. (WA) Ltd. Tax G.O., Ser. 1998, 5.10%,
          due 12/1/17                                                                Aa3                         167
    2,500 St. Louis (MO) IDA Rev. (St. Louis Convention Ctr.
          Headquarters Hotel Proj.), Ser. 2000 A, 7.00%, due 12/15/15               Baa3                       2,516
    2,540 St. Paul (MN) Port Au. Lease Rev. (Office Bldg. at Cedar
          Street), Ser. 2002, 5.00%, due 12/1/17                                     Aa1                       2,745
      500 Texas Std. Hsg. Corp. Std. Hsg. Rev. (Midwestern St. Univ.
          Proj.), Ser. 2002, 5.50%, due 9/1/12                                      Baa3                         499
    1,085 Tyler (TX) Hlth. Fac. Dev. Corp. Hosp. Rev. (Mother Frances
          Hosp.), Ser. 2003, 5.25%, due 7/1/13                                      Baa1                       1,121*
    3,500 Union Co. (SC) IDR (Federal Paper Board Co., Inc. Proj.),
          Ser. 1989, 4.55%, due 11/1/09                                             Baa2       BBB             3,630++
    2,950 Univ. of Texas Board of Regents Fin. Sys. Rev., Ser. 1999 B,
          5.38%, due 8/15/18                                                                   AAA             3,229
    1,900 Univ. of Wisconsin Hosp. & Clinics Au. Hosp. Rev., Ser. 2002
          B, 5.50%, due 4/1/12                                                       A1                        2,059
    1,750 Verrado (AZ) Comm. Fac. Dist. Number 1 G.O., Ser. 2003,
          6.15%, due 7/15/17                                                                                   1,756
    3,125 Washington St. Hlth. Care Fac. Au. Rev. (Yakima Valley Mem.
          Hosp. Assoc.), Ser. 2002, 5.00%, due 12/1/17                                          A              3,175
    1,000 Washington St. Var. Purp. G.O., Ser. 1999 A, 4.75%,
          due 7/1/17                                                                 Aa1       AA+             1,029
    2,000 Westmoreland Co. (PA) IDA Gtd. Rev. (National Waste & Energy
          Corp., Valley Landfill Expansion Proj.), Ser. 1993, 5.10%,
          due 5/1/18                                                                           BBB             2,052++
    2,780 Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Kenosha Hosp. &
          Med. Ctr., Inc. Proj.), Ser. 1999, 5.50%, due 5/15/15                                 A              2,898
                                                                                                            --------
                                                                                                             243,609
                                                                                                            --------

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

SCHEDULE OF INVESTMENTS INTERMEDIATE MUNICIPAL FUND INC. CONT'D
---------------------------------------------------------------

PRINCIPAL AMOUNT                           SECURITY @                                   RATING                 VALUE+
(000's OMITTED)                                                                    MOODY'S    S&P    (000's OMITTED)
TAX-EXEMPT CASH EQUIVALENT SECURITIES--BACKED BY LETTERS OF CREDIT (0.1%)
BNP PARIBAS
   $  100 Alachua Co. (FL) Hlth. Fac. Continuing Care Rev. (Oak
          Hammock Univ. Proj.), Ser. 2002 A, 1.35%, VRDN due 10/1/32                VMIG1                   $    100

MORGAN GUARANTY TRUST CO.
      200 New York City (NY) G.O., Sub. Ser. 1993 A-10, 1.26%, VRDN
          due 8/1/17                                                                VMIG1     A-1+               200
       30 New York St. Job Dev. Au. Spec. Purp. Rev., Ser. B1 - B21,
          1.30%, VRDN due 3/1/05                                                    VMIG1                         30
                                                                                                            --------
                                                                                                                 330
                                                                                                            --------

          TOTAL INVESTMENTS (158.3%) (COST $469,725)                                                         478,887##

          Cash, receivables and other assets, less liabilities (1.0%)                                          2,993
          Auction Market Preferred Shares at redemption value [(59.3%)]                                     (179,400)
                                                                                                            --------
          TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)                                       $302,480
                                                                                                            --------

See Notes to Schedule of Investments   17

SCHEDULE OF INVESTMENTS NEW YORK INTERMEDIATE MUNICIPAL FUND INC.
-----------------------------------------------------------------

PRINCIPAL AMOUNT                           SECURITY @                                   RATING                 VALUE+
(000's OMITTED)                                                                    MOODY'S    S&P    (000's OMITTED)
TAX-EXEMPT SECURITIES-BACKED BY INSURANCE (36.2%)
AMERICAN CAPITAL ACCESS
   $1,060 Puerto Rico Ind. Tourist Ed. Med. & Env. Ctrl. Fac. Rev.
          (Polytechnic Univ. Proj.), Ser. 2002 A, 5.25%, due 8/1/16                             A           $  1,144

AMERICAN MUNICIPAL BOND ASSURANCE CORP.
    2,000 Metro. Trans. Au. (NY) Ref. Rev., Ser. 2002 A, 5.50%,
          due 11/15/15                                                                         AAA             2,280
    2,920 New York City (NY) IDA Civic Fac. Rev. (Packer Collegiate
          Institute Proj.), Ser. 2002, 5.00%, due 6/1/22                             Aaa       AAA             3,043
      960 New York City (NY) Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev.,
          Ser. 1992 A, 5.88%, due 6/15/13                                            Aaa                       1,132
    2,025 New York City (NY) Transitional Fin. Au. Ref. Rev., Ser. 2002 C,
          5.25%, due 8/1/17                                                                    AAA             2,226
    2,410 New York St. Dorm. Au. Rev. (Rochester Institute of
          Technology Proj.), Ser. 2002 A, 5.25%, due 7/1/19                          Aaa                       2,618
    3,000 Port Authority of NY & NJ Rev., Ser. 2002, 5.50%,
          due 12/15/12                                                                         AAA             3,395
    1,535 Ulster Co. (NY) Res. Rec. Agcy. Solid Waste Sys. Ref. Rev.,
          Ser. 2002, 5.25%, due 3/1/16                                                         AAA             1,687

FINANCIAL GUARANTY INSURANCE CO.
    3,255 Metro. Trans. Au. (NY) Rev., Ser. 2001 A, 5.25%,
          due 11/15/14                                                                         AAA             3,624

FINANCIAL SECURITY ASSURANCE INC.
      500 Long Island (NY) Pwr. Au. Elec. Sys. Rev., Ser. 1998 A,
          5.13%, due 12/1/16                                                         Aaa       AAA               542
    1,410 New York City (NY) Hlth. & Hosp. Corp. Rev., Ser. 2002 A,
          5.50%, due 2/15/13                                                                   AAA             1,593

MUNICIPAL BOND INVESTORS ASSURANCE CORP.
    1,600 New York St. Dorm. Au. Rev. (Culinary Institute of America),
          Ser. 1999, 5.38%, due 7/1/15                                                         AAA             1,782
    2,000 New York St. Dorm. Au. Rev. (Long Island Jewish Med. Ctr. Proj.),
          Ser. 1998, 5.00%, due 7/1/18                                                         AAA             2,087
    1,980 New York St. Dorm. Au. Rev. (New York Med. College Proj.),
          Ser. 1998, 5.00%, due 7/1/21                                               Aaa       AAA             2,057
                                                                                                            --------
                                                                                                              29,210
                                                                                                            --------

TAX-EXEMPT SECURITIES--OTHER (121.6%)
    3,000 Albany (NY) IDA Civic Fac. Rev. (Charitable Leadership
          Foundation Ctr. for Med. Science Proj.), Ser. 2002 A, 6.00%,
          due 7/1/19                                                                Baa3                       3,178
      800 Brazos (TX) River Au. PCR (TXU Energy Co. LLC Proj.),
          Ser. 2003 A, 6.75%, due 4/1/38                                            Baa2       BBB               815++
      750 Brazos (TX) River Au. Ref. Rev. (Reliant Energy, Inc. Proj.),
          Ser. 1999 B, 7.75%, due 12/1/18                                            Ba1      BBB-               782++
    1,000 Brazos (TX) River Harbor Navigation Dist. Env. Rev. (Dow
          Chemical Co. Proj.), Ser. 2002 A-4, 5.20%, due 5/15/33                     A3        A               1,035++
    1,590 Cumberland Co. (PA) West Shore Area Au. Hosp. Rev., (Holy
          Spirit Hosp. of the Sisters of Christian Charity Proj.),
          Ser. 2001, 5.90%, due 1/1/17                                                        BBB+             1,681
    1,000 De Kalb Co. (GA) Dev. Au. Ref. PCR (General Motors Corp. Proj.),
          Ser. 2002, 6.00%, due 3/15/21                                              A3        BBB             1,028++
    1,000 Dutchess Co. (NY) IDA Civic Fac. Ref. Rev. (Marist College Proj.),
          Ser. 2003 A, 5.15%, due 7/1/17                                            Baa1                       1,041
    2,000 Dutchess Co. (NY) IDA Ind. Rev. (IBM Proj.), Ser. 1999,
          5.45%, due 12/1/29                                                         A1        A+              2,216++

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

SCHEDULE OF INVESTMENTS NEW YORK INTERMEDIATE MUNICIPAL FUND INC. CONT'D
------------------------------------------------------------------------

PRINCIPAL AMOUNT                           SECURITY @                                   RATING                 VALUE+
(000's OMITTED)                                                                    MOODY'S    S&P    (000's OMITTED)
   $  585 Kenmore Village (NY) Hsg. Au. Std. Hsg. Rev. (St. Univ. of
          N.Y. at Buffalo Std. Apt. Proj.), Ser. 1999 A, 5.40%,
          due 8/1/12                                                                Baa1       AA           $    651
    2,000 Long Island Pwr. Au. (NY) Elec. Sys. Gen. Rev., Ser. 1998 A,
          5.50%, due 12/1/13                                                         Aaa       AAA             2,355
    2,000 Louisiana Tobacco Settlement Fin. Corp. Tobacco Settlement
          Asset-Backed Rev., Ser. 2001 B, 5.50%, due 5/15/30                         A1         A              1,613
    1,000 Monroe Co. (NY) G.O. Pub. Imp. Ref. Rev., Ser. 1996, 6.00%,
          due 3/1/13                                                                 A3        AA-             1,172
      980 Monroe Co. (NY) Ind. Dev. Agcy. Std. Hsg. Rev. (Collegiate
          Hsg. Foundation - Rochester Institute of Technology Proj.),
          Ser. 1999 A, 5.25%, due 4/1/19                                            Baa3                         960
    1,000 Morehouse Parish (LA) PCR (Int'l. Paper Co. Proj.), Ser. 2001 A,
          5.25%, due 11/15/13                                                       Baa2       BBB             1,034++
    1,000 New York City (NY) G.O., Ser. 1998 J, 5.00%, due 8/1/11                    A2         A              1,050
    1,500 New York City (NY) G.O., Ser. 2002 A, 5.50%, due 8/1/11                    A2         A              1,645
    1,000 New York City (NY) G.O., Ser. 2002 A, 5.75%, due 8/1/16                    A2         A              1,083
      750 New York City (NY) G.O., Ser. 2002 C, 5.50%, due 8/1/15                    A2                          802
    4,000 New York City (NY) Hsg. Dev. Corp. Multi-Family Hsg. Rev.,
          Ser. 2002 E-2, 5.05%, due 11/1/23                                          Aa2       AA              4,063
    1,000 New York City (NY) IDA Civic Fac. Rev. (Lycee Francais de
          New York Proj.), Ser. 2002 A, 5.50%, due 6/1/15                                       A              1,089
    1,030 New York City (NY) IDA Civic Fac. Rev. (Lycee Francais de
          New York Proj.), Ser. 2002 A, 5.50%, due 6/1/17                                       A              1,105
    4,000 New York City (NY) Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev.,
          Ser. 2002 D, 5.25%, due 6/15/15                                            Aa2       AA              4,424
    3,000 New York City (NY) Transitional Fin. Au. Ref. Rev., Ser. 2002 B,
          5.25%, due 2/1/29                                                          Aa2                       3,268
      250 New York St. Dorm. Au. Ref. Rev. (Brookdale Hosp. Med. Ctr.),
          Ser. 1998 J, 5.20%, due 2/15/16                                            A3        AA-               265
    3,000 New York St. Dorm. Au. Ref. Rev. (North Gen. Hosp. Proj.),
          Ser. 2003, 5.75%, due 2/15/17                                                        AA-             3,360
    1,125 New York St. Dorm. Au. Rev. (City Univ. Sys. Proj.), Ser. 1995 A,
          5.63%, due 7/1/16                                                          A3        AA-             1,302
    1,010 New York St. Dorm. Au. Rev. (Columbia Univ. Proj.), Ser. 2001 A,
          5.25%, due 7/1/16                                                                    AAA             1,120
    2,985 New York St. Dorm. Au. Rev. (Lenox Hill Hosp. Oblig. Group Proj.),
          Ser. 2001, 5.75%, due 7/1/14                                               A3                        3,299
    2,000 New York St. Dorm. Au. Rev. (Lenox Hill Hosp. Oblig. Group
          Proj.), Ser. 2001, 5.75%, due 7/1/16                                       A3        A-              2,182
    1,675 New York St. Dorm. Au. Rev. (Long Island Univ.), Ser. 2003 A,
          5.25%, due 9/1/15                                                                    AA              1,846
    2,500 New York St. Dorm. Au. Rev. (Mount Sinai NYU Hlth. Oblig.
          Group), Ser. 2000 B, 6.25%, due 7/1/22                                    Baa3                       2,513
    5,500 New York St. Dorm. Au. Rev. (Personal Income Tax Bonds),
          Ser. 2003 A, 5.38%, due 3/15/17                                                      AA              6,116
    2,855 New York St. Dorm. Au. Rev. (Rivington House Hlth. Care Fac.),
          Ser. 2002, 5.25%, due 11/1/15                                              Aa1                       3,105
    3,000 New York St. Dorm. Au. Rev. (SS Joachim & Anne Residence),
          Ser. 2002, 4.60%, due 7/1/16                                               Aa3                       3,067
    2,000 New York St. Dorm. Au. Third Gen. Resolution Rev. (St. Univ.
          Ed. Fac. Issue Proj.), Ser. 2002 B, 5.25%, due 11/15/23                    A3        AA-             2,216
    5,000 New York St. Energy Res. & Dev. Au. Fac. Rev. (Consolidated
          Edison Co. of New York, Inc. Proj.), Ser. 2001 A, 4.70%,
          due 6/1/36                                                                 A1        A+              5,033++

See Notes to Schedule of Investments   19

SCHEDULE OF INVESTMENTS NEW YORK INTERMEDIATE MUNICIPAL FUND INC. CONT'D
------------------------------------------------------------------------

PRINCIPAL AMOUNT                           SECURITY @                                   RATING                 VALUE+
(000's omitted)                                                                    MOODY'S    S&P    (000's OMITTED)
   $2,000 New York St. Mtge. Agcy. Homeowner Mtge. Rev., Ser. 1997-67,
          5.70%, due 10/1/17                                                         Aa1                    $  2,160
    1,250 New York St. Mtge. Agcy. Homeowner Mtge. Rev., Ser. 2002-105,
          4.25%, due 10/1/17                                                         Aa1                       1,255
    2,000 New York St. Pwr. Au. Rev., Ser. 2002 A, 5.25%, due 11/15/16               Aa2       AA-             2,210
    1,325 New York St. Urban Dev. Corp. Proj. Ref. Rev. (Ctr. for Ind.
          Innovation), Ser. 1995, 6.25%, due 1/1/09                                  A3        AA-             1,543
      500 New York St. Urban Dev. Corp. Rev. (Correctional & Youth
          Fac. Svc.), Ser. 2002 C, 4.00%, due 1/1/20                                           AA-               504
    2,500 Niagara Co. (NY) IDA Solid Waste Disp. Fac. Ref. Rev.
          (American Ref.-Fuel Co. of Niagara), Ser. 2001 C, 5.63%,
          due 11/15/24                                                              Baa1       BBB             2,647++
    2,000 Niagara Co. (NY) Ind. Dev. Agcy. Civic Fac. Rev. (Niagara
          Univ. Proj.), Ser. 2001 A, 5.50%, due 11/1/16                                        AA              2,197
    1,000 North Carolina Muni. Pwr. Agcy. Number 1 Catawba Elec. Rev.,
          Ser. 2003 A, 5.50%, due 1/1/14                                            Baa1      BBB+             1,098
    1,000 Puerto Rico Children's Trust Tobacco Settlement Asset-Backed
          Rev., Ser. 2002, 5.38%, due 5/15/33                                        A1         A                832
    1,000 Santa Rosa (CA) Rancheria Tachi Yokut Tribe Enterprise Rev.,
          Ser. 2003, 6.13%, due 3/1/13                                                         BBB             1,001
    3,000 Triborough Bridge & Tunnel Au. (NY) Gen. Purp. Ref. Rev.,
          Ser. 2002 B, 5.25%, due 11/15/18                                           Aa3       AA-             3,268
    1,100 Triborough Bridge & Tunnel Au. (NY) Gen. Purp. Rev., Ser. 2001 A,
          5.00%, due 1/1/19                                                          Aa3       AA-             1,159
    2,390 TSASC, Inc. (NY) Tobacco Flexible Amortization Rev.,
          Ser. 1999-1, 5.70%, due 7/15/14                                            A1         A              2,294
      500 Verrado (AZ) Comm. Fac. Dist. Number 1 G.O., Ser. 2003,
          6.15%, due 7/15/17                                                                                     502
      750 Virgin Islands Pub. Fin. Au. Rev., Ser. 1998 E, 6.00%,
          due 10/1/22                                                                                            765
    1,000 Yonkers (NY) Ind. Dev. Agcy. Civic Fac. Rev. (Comm. Dev.
          Properties-Yonkers, Inc.), Ser. 2001 A, 6.25%, due 2/1/16                Baa3       BBB-             1,079++
                                                                                                            --------
                                                                                                              98,028
                                                                                                            --------

TAX-EXEMPT CASH EQUIVALENT SECURITIES-BACKED BY LETTERS OF CREDIT (0.1%)
DEXIA CREDIT LOCALE DE FRANCE
      100 New York City (NY) Muni. Wtr. Fin. Au. Wtr. & Swr. Sys.
          Rev., Ser. 2000 C, 1.26%, VRDN due 6/15/33                                VMIG1     A-1+               100
                                                                                                            --------

          TOTAL INVESTMENTS (157.9%) (COST $125,283)                                                         127,338##

          Cash, receivables and other assets, less liabilities (1.9%)                                          1,559
          Auction Market Preferred Shares at redemption value [(59.8%)]                                      (48,250)
                                                                                                            --------

          TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)                                       $ 80,647
                                                                                                            --------

                                   NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

+ Investment securities of the Fund are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the directors of Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", collectively, the "Funds"), believe accurately reflects fair value. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

## At April 30, 2003, selected Fund information on a U.S. Federal income tax basis was as follows:

                                                                    GROSS            GROSS
(000's OMITTED)                                                UNREALIZED       UNREALIZED    NET UNREALIZED
NEUBERGER BERMAN                                   COST      APPRECIATION     DEPRECIATION      APPRECIATION

CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.    $153,158           $ 3,728            $ 772            $2,956
INTERMEDIATE MUNICIPAL FUND INC.                469,725            11,304            2,142             9,162
NEW YORK INTERMEDIATE MUNICIPAL FUND INC.       125,283             2,709              654             2,055

@ Municipal securities held by the Funds are within the four highest rating categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's, or Fitch Investors Services, Inc. or, where not rated, are determined by the Funds' investment manager to be of comparable quality. Approximately 64%, 57%, and 35% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

++  Security is guaranteed by the corporate obligor.

* Security purchased on a when-issued basis. At April 30, 2003, these securities amounted to $1,121,000 for Intermediate.

**  Security is segregated as collateral for when-issued purchase commitments.

See Notes to Financial Statements      21

STATEMENTS OF ASSETS AND LIABILITIES
------------------------------------

                                                                                    CALIFORNIA    INTERMEDIATE          NEW YORK
NEUBERGER BERMAN INTERMEDIATE MUNICIPAL CLOSED-END FUNDS                          INTERMEDIATE       MUNICIPAL      INTERMEDIATE
(000's OMITTED EXCEPT PER SHARE AMOUNTS)                                        MUNICIPAL FUND            FUND    MUNICIPAL FUND
ASSETS
     INVESTMENTS IN SECURITIES, AT MARKET VALUE* (NOTE A)-SEE
     SCHEDULE OF INVESTMENTS                                                          $156,114        $478,887          $127,338
--------------------------------------------------------------------------------------------------------------------------------
     Cash                                                                                    9             205                13
--------------------------------------------------------------------------------------------------------------------------------
     Interest receivable                                                                 2,551           8,263             2,082
--------------------------------------------------------------------------------------------------------------------------------
     Receivable for securities sold                                                          -           1,188                 -
--------------------------------------------------------------------------------------------------------------------------------
     Prepaid expenses and other assets                                                     101             290                87
================================================================================================================================
TOTAL ASSETS                                                                           158,775         488,833           129,520
================================================================================================================================
LIABILITIES
     Dividends payable-preferred shares                                                     35             108                23
--------------------------------------------------------------------------------------------------------------------------------
     Dividends payable-common shares                                                       424           1,370               362
--------------------------------------------------------------------------------------------------------------------------------
     Payable for securities purchased                                                        -           5,185                 -
--------------------------------------------------------------------------------------------------------------------------------
     Payable for offering costs (Note A)                                                   123              94               134
--------------------------------------------------------------------------------------------------------------------------------
     Payable to administrator (Note B)                                                      37             114                30
--------------------------------------------------------------------------------------------------------------------------------
     Accrued expenses and other payables                                                    69              82                74
================================================================================================================================
TOTAL LIABILITIES                                                                          688           6,953               623
================================================================================================================================
AUCTION MARKET PREFERRED SHARES SERIES A & B AT REDEMPTION VALUE
     3,000, 8,000 and 3,000 shares authorized; 2,360,
     7,176 and 1,930 shares issued and outstanding for California,
     Intermediate and New York, respectively;
     $.0001 par value; $25,000 liquidation value per share (Note A)                     59,000         179,400            48,250
================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS AT VALUE                                 $ 99,087        $302,480          $ 80,647
================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF:
     Common stock paid-in capital                                                     $ 96,256        $293,646          $ 78,924
--------------------------------------------------------------------------------------------------------------------------------
     Undistributed (dividends in excess of) net investment income                          (49)           (109)              (58)
--------------------------------------------------------------------------------------------------------------------------------
     Accumulated net realized gains (losses) on investments                                (76)           (219)             (274)
--------------------------------------------------------------------------------------------------------------------------------
     Net unrealized appreciation (depreciation) in value of investments                  2,956           9,162             2,055
================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS AT VALUE                                 $ 99,087        $302,480          $ 80,647
================================================================================================================================
COMMON SHARES OUTSTANDING ($.0001 par value; 999,997,000,
     999,992,000 and 999,997,000 shares authorized for
     California, Intermediate and New York, respectively)                                6,792          20,691             5,572
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER COMMON SHARE OUTSTANDING                                          $  14.59        $  14.62          $  14.47
================================================================================================================================
*COST OF INVESTMENTS                                                                  $153,158        $469,725          $125,283
================================================================================================================================

See Notes to Financial Statements      22

            NEUBERGER BERMAN FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

STATEMENTS OF OPERATIONS
------------------------

                                                                               CALIFORNIA       INTERMEDIATE           NEW YORK
NEUBERGER BERMAN INTERMEDIATE MUNICIPAL CLOSED-END FUNDS                     INTERMEDIATE          MUNICIPAL       INTERMEDIATE
(000's OMITTED)                                                            MUNICIPAL FUND               FUND     MUNICIPAL FUND
INVESTMENT INCOME

Interest income                                                                    $3,036             $9,445             $2,565
===============================================================================================================================

EXPENSES:

Investment management fee (Note B)                                                    177                538                144
-------------------------------------------------------------------------------------------------------------------------------
Administration fee (Note B)                                                           212                646                173
-------------------------------------------------------------------------------------------------------------------------------
Stock transfer agent fees                                                              17                 19                 17
-------------------------------------------------------------------------------------------------------------------------------
Auction agent fees                                                                     50                149                 42
-------------------------------------------------------------------------------------------------------------------------------
Auditing fees                                                                          20                 20                 20
-------------------------------------------------------------------------------------------------------------------------------
Basic maintenance expense                                                              10                 10                 10
-------------------------------------------------------------------------------------------------------------------------------
Custodian fees (Note B)                                                                33                 62                 29
-------------------------------------------------------------------------------------------------------------------------------
Legal fees                                                                             14                 14                 14
-------------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                     2                 26                  1
-------------------------------------------------------------------------------------------------------------------------------
Stock exchange listing fees                                                             3                 10                  3
-------------------------------------------------------------------------------------------------------------------------------
Directors' fees and expenses                                                           17                 17                 17
-------------------------------------------------------------------------------------------------------------------------------
Miscellaneous                                                                          16                 32                 15
===============================================================================================================================
Total expenses                                                                        571              1,543                485

Investment management fee waived and expenses reduced by
   custodian fee expense offset arrangement (Note B)                                 (177)              (539)              (145)
===============================================================================================================================
Total net expenses                                                                    394              1,004                340
===============================================================================================================================
Net investment income                                                               2,642              8,441              2,225
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investment securities sold                                (76)              (219)              (274)
-------------------------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) in value of:
-------------------------------------------------------------------------------------------------------------------------------
       Investment securities (Note A)                                               2,959              9,438              2,014
===============================================================================================================================
Net gain (loss) on investments                                                      2,883              9,219              1,740
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM:
       Net investment income                                                         (241)              (771)              (197)
===============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
  RESULTING FROM OPERATIONS                                                        $5,284             $16,889            $3,768
===============================================================================================================================

See Notes to Financial Statements      23

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                       CALIFORNIA INTERMEDIATE MUNICIPAL FUND
                                                                       --------------------------------------
NEUBERGER BERMAN INTERMEDIATE MUNICIPAL CLOSED-END FUNDS                                          PERIOD FROM
                                                                             SIX MONTHS    SEPTEMBER 27, 2002
                                                                                  ENDED         (COMMENCEMENT
                                                                              APRIL 30,     OF OPERATIONS) TO
                                                                                   2003           OCTOBER 31,
(000's OMITTED)                                                             (UNAUDITED)                  2002
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
FROM OPERATIONS:

Net investment income (loss)                                                    $ 2,642               $    97
-------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                             (76)                   --
-------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments               2,959                    (3)
-------------------------------------------------------------------------------------------------------------
Distributions to preferred shareholders from:
-------------------------------------------------------------------------------------------------------------
Net investment income                                                              (241)                   --
=============================================================================================================
Net increase (decrease) in net assets applicable to common shareholders
  resulting from operations                                                       5,284                    94
=============================================================================================================
DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:

Net investment income                                                            (2,547)                   --
=============================================================================================================

FROM CAPITAL SHARE TRANSACTIONS:

Net proceeds from issuance of common shares                                          --                90,158
-------------------------------------------------------------------------------------------------------------
Net proceeds from underwriters' over-allotment option exercised                   2,644                 4,289
-------------------------------------------------------------------------------------------------------------
Proceeds from reinvestment of dividends                                              --                    --
-------------------------------------------------------------------------------------------------------------
Payments for preferred shares offering costs                                       (835)                   --
=============================================================================================================
Total net proceeds from capital share transactions                                1,809                94,447
=============================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS           4,546                94,541

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:

Beginning of period                                                              94,541                    --
=============================================================================================================
End of period                                                                   $99,087               $94,541
=============================================================================================================
Accumulated undistributed net investment income at end of period                $   (49)              $    97
=============================================================================================================

See Notes to Financial Statements      24

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

                                                                              INTERMEDIATE MUNICIPAL FUND
                                                                       --------------------------------------
NEUBERGER BERMAN INTERMEDIATE MUNICIPAL CLOSED-END FUNDS                                          PERIOD FROM
                                                                             SIX MONTHS    SEPTEMBER 27, 2002
                                                                                  ENDED         (COMMENCEMENT
                                                                              APRIL 30,     OF OPERATIONS) TO
                                                                                   2003           OCTOBER 31,
(000's OMITTED)                                                             (UNAUDITED)                  2002
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
FROM OPERATIONS:

Net investment income (loss)                                                   $  8,441              $    442
-------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                            (219)                   --
-------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments               9,438                  (276)
-------------------------------------------------------------------------------------------------------------
Distributions to preferred shareholders from:

Net investment income                                                              (771)                   --
=============================================================================================================
Net increase (decrease) in net assets applicable to common shareholders
  resulting from operations                                                      16,889                   166
=============================================================================================================
DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:

Net investment income                                                            (8,221)                   --
=============================================================================================================

FROM CAPITAL SHARE TRANSACTIONS:

Net proceeds from issuance of common shares                                          --               278,852
-------------------------------------------------------------------------------------------------------------
Net proceeds from underwriters' over-allotment option exercised                   2,502                14,295
-------------------------------------------------------------------------------------------------------------
Proceeds from reinvestment of dividends                                             136                    --
-------------------------------------------------------------------------------------------------------------
Payments for preferred shares offering costs                                     (2,139)                   --
=============================================================================================================
Total net proceeds from capital share transactions                                  499               293,147
=============================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS           9,167               293,313

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:

Beginning of period                                                             293,313                    --
=============================================================================================================
End of period                                                                  $302,480              $293,313
=============================================================================================================
Accumulated undistributed net investment income at end of period               $   (109)             $    442
=============================================================================================================

                                                                         NEW YORK INTERMEDIATE MUNICIPAL FUND
                                                                       --------------------------------------
NEUBERGER BERMAN INTERMEDIATE MUNICIPAL CLOSED-END FUNDS                                          PERIOD FROM
                                                                             SIX MONTHS    SEPTEMBER 27, 2002
                                                                                  ENDED         (COMMENCEMENT
                                                                              APRIL 30,     OF OPERATIONS) TO
                                                                                   2003           OCTOBER 31,
(000's OMITTED)                                                             (UNAUDITED)                  2002
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
FROM OPERATIONS:

Net investment income (loss)                                                    $ 2,225               $    87
-------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                            (274)                   --
-------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments               2,014                    41
-------------------------------------------------------------------------------------------------------------
Distributions to preferred shareholders from:

Net investment income                                                              (197)                   --
=============================================================================================================
Net increase (decrease) in net assets applicable to common shareholders
  resulting from operations                                                       3,768                   128
=============================================================================================================
DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:

Net investment income                                                            (2,173)                   --
=============================================================================================================

FROM CAPITAL SHARE TRANSACTIONS:

Net proceeds from issuance of common shares                                          --                73,719
-------------------------------------------------------------------------------------------------------------
Net proceeds from underwriters' over-allotment option exercised                   3,073                 2,859
-------------------------------------------------------------------------------------------------------------
Proceeds from reinvestment of dividends                                              --                    --
-------------------------------------------------------------------------------------------------------------
Payments for preferred shares offering costs                                       (727)                   --
=============================================================================================================
Total net proceeds from capital share transactions                                2,346                76,578
=============================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS           3,941                76,706

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:

Beginning of period                                                              76,706                    --
=============================================================================================================
End of period                                                                   $80,647               $76,706
=============================================================================================================
Accumulated undistributed net investment income at end of period                $   (58)              $    87
=============================================================================================================

NOTES TO FINANCIAL STATEMENTS INTERMEDIATE MUNICIPAL CLOSED-END FUNDS
---------------------------------------------------------------------

       NOTE A--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

1 GENERAL: Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", collectively, the "Funds") were organized as Maryland corporations on July 29, 2002. California and New York are registered as non-diversified, closed-end management investment companies and Intermediate is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund had no operations until September 27, 2002, other than matters relating to their organization and the sale on September 19, 2002 of 6,981 shares of common stock for $100,005 ($14.325 per share) from each Fund to Neuberger Berman, LLC ("Neuberger"), the Funds' sub-adviser. The Board of Directors of the Funds may classify or re-classify any unissued shares of capital stock, into one or more classes of preferred stock, without the approval of shareholders.

       The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.

       The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Funds' Schedule of Investments.

3 SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

4 FEDERAL INCOME TAXES: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve them from all, or substantially all, U.S. Federal income taxes. Accordingly, each Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

5 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Each Fund earns income, net of expenses, daily on its investments. It is the policy of each Fund to declare and pay dividends to common shareholders from net investment income on a monthly basis. Distributions from net realized capital gains, if any, are normally distributed in December. Income dividends and capital gain distributions to common shareholders are recorded on the ex-dividend date. To the extent each Fund's net realized capital gains, if any, can be offset

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

       by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. Dividends and distributions to preferred shareholders are accrued and determined as described in Note A-6.

       Each Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statements of Assets and Liabilities.

       Subsequent to April 30, 2003, the Board of each Fund declared dividends to common shareholders from their net investment income payable June 16, 2003, to shareholders of record on May 27, 2003, with an ex-dividend date of May 22, 2003, as follows:

                                                              DIVIDEND PER SHARE
       CALIFORNIA                                                       $0.06250
       INTERMEDIATE                                                      0.06625
       NEW YORK                                                          0.06500

6 REDEEMABLE PREFERRED SHARES: On October 21, 2002, the Funds re-classified unissued shares of capital stock into several series of Auction Market Preferred Shares ("AMPS"), as follows:

       FUND                                     SERIES A SHARES  SERIES B SHARES
       CALIFORNIA                                         1,500            1,500
       INTERMEDIATE                                       4,000            4,000
       NEW YORK                                           1,500            1,500

       On December 13, 2002, the Funds issued several series of AMPS, as follows:

       FUND                                     SERIES A SHARES  SERIES B SHARES
       CALIFORNIA                                         1,180            1,180
       INTERMEDIATE                                       3,588            3,588
       NEW YORK                                             965              965

       All shares of each series of AMPS have a liquidation preference of $25,000 per share plus any accumulated unpaid dividends, whether or not earned or declared by the Fund, but excluding interest thereon ("Liquidation Value"). Dividends to AMPS shareholders, which are cumulative, are accrued daily. It is the policy of each Fund to pay dividends every 7 days for each Fund's AMPS Series A and every 28 days for each Fund's AMPS Series B.

       Dividend rates are reset every 7 days for each Fund's AMPS Series A, based on the results of an auction. For the period from December 13, 2002 to April 30, 2003, dividend rates ranged as follows:

       FUND                                                       DIVIDEND RATES
       CALIFORNIA                                                  0.85% - 1.25%
       INTERMEDIATE                                                1.02% - 1.25%
       NEW YORK                                                    0.90% - 1.25%

NOTES TO FINANCIAL STATEMENTS INTERMEDIATE MUNICIPAL CLOSED-END FUNDS CONT'D
----------------------------------------------------------------------------

       Upon issuance, dividend rates were reset every 28 days for each Fund's AMPS Series B, based on the results of an auction. Each Fund's AMPS Series B subsequently changed its rate period to 364 days. The effective dates and dividend rates for each Fund are as follows:

       FUND                                     EFFECTIVE DATE     DIVIDEND RATE
       CALIFORNIA                               March 12, 2003             1.15%
       INTERMEDIATE                             March 14, 2003             1.20%
       NEW YORK                                 March 10, 2003            1.125%

       The Funds declared dividends to AMPS shareholders for the period May 1, 2003 to May 31, 2003, for each series of the AMPS as follows:

       FUND                                     SERIES A SHARES  SERIES B SHARES
       CALIFORNIA                                       $28,001          $29,218
       INTERMEDIATE                                      92,632           92,702
       NEW YORK                                          24,896           23,371

       The Funds may redeem shares of each series of AMPS, in whole or in part, on the second business day preceding any dividend payment date at Liquidation Value.

       The Funds are also subject to certain restrictions relating to the AMPS. Failure to comply with these restrictions could preclude the Funds from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of AMPS at Liquidation Value.

       The holders of AMPS are entitled to one vote per share and, unless otherwise required by law, will vote with holders of common stock as a single class, except that the AMPS will vote separately as a class on certain matters, as required by law. The holders of AMPS, voting as a separate class, are entitled at all times to elect two Directors of each Fund, and to elect a majority of the Directors of a Fund if the Fund failed to pay dividends on preferred shares for two consecutive years.

7 ORGANIZATION EXPENSES AND OFFERING COSTS: Management has agreed to pay all organizational expenses and the amount by which each Fund's offering costs for common stock (other than sales load) exceed $0.03 per share. Offering costs for common stock paid by each Fund were charged as a reduction of common stock paid-in-capital at the completion of each Fund's offering and amounted to $203,759, $620,459, and $167,159 for California, Intermediate, and New York, respectively.

       Additionally, estimated offering costs of $245,000, $345,000, and $245,000 and sales loads of $590,000, $1,794,000, and $482,500 for AMPS paid by California, Intermediate, and New York, respectively, were charged as a reduction of common stock paid-in-capital at the completion of each Fund's AMPS offering.

8 CONCENTRATION OF RISK: The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region. The investment policies of California and New York involve investing substantially all of their assets in California state and New York state municipal bonds, respectively. This policy makes those funds

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

       more susceptible to adverse economic, political, regulatory or other factors affecting the issuers of such municipal bonds than a fund that does not limit its investments to such issuers.

       NOTE B--MANAGEMENT FEES, ADMINISTRATION FEES, AND OTHER TRANSACTIONS WITH
       AFFILIATES:

       Each Fund retains Management as its investment manager under a Management Agreement. For such investment management services, each Fund pays Management a fee at the annual rate of 0.25% of its average daily Managed Assets. Managed Assets equal the total assets of the Fund less liabilities, other than the aggregate indebtedness entered into for purposes of leverage. For purposes of calculating Managed Assets, the Liquidation Value of any AMPS outstanding is not considered a liability.

       Management has contractually agreed to waive a portion of the management fees it is entitled to receive from each Fund at the following annual rates:

                YEAR ENDED                             % OF AVERAGE
                OCTOBER 31,                        DAILY MANAGED ASSETS
         -----------------------------------------------------------------
                2002 - 2007                                0.25%
                   2008                                    0.20
                   2009                                    0.15
                   2010                                    0.10
                   2011                                    0.05

       Management has not agreed to waive any portion of its fees beyond October 31, 2011.

       For the six months ended April 30, 2003, such waived fees amounted to $176,588, $538,442, and $144,304 for California, Intermediate, and New York, respectively.

       Each Fund retains Management as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement each Fund pays Management an administration fee at the annual rate of 0.30% of its average daily Managed Assets.

       Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

       Management and Neuberger, a member firm of The New York Stock Exchange and sub-adviser to each Fund, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to each Fund. Several individuals who are officers and/or Directors of each Fund are also employees of Neuberger and/or Management.

       Each Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Custodian fees, was a reduction of $737, $620, and $697 for California, Intermediate, and New York, respectively.

NOTES TO FINANCIAL STATEMENTS INTERMEDIATE MUNICIPAL CLOSED-END FUNDS
---------------------------------------------------------------------

       NOTE C--SECURITIES TRANSACTIONS:

       During the six months ended April 30, 2003, there were purchase and sale transactions (excluding short-term securities) as follows:

       (000's OMITTED)                                  PURCHASES          SALES
       CALIFORNIA                                        $112,383        $11,864
       INTERMEDIATE                                       287,667         28,760
       NEW YORK                                            73,636          8,000

       NOTE D--CAPITAL:

       At April 30, 2003, the common shares outstanding and the common shares owned by Neuberger for each Fund were as follows:

                                             COMMON SHARES         COMMON SHARES
                                               OUTSTANDING    OWNED BY NEUBERGER
       CALIFORNIA                                6,791,981                 6,981
       INTERMEDIATE                             20,691,380                 6,981
       NEW YORK                                  5,571,981                 6,981

       Transactions in common shares of capital stock for the periods ended April 30, 2003 and October 31, 2002, were as follows:

                                                  COMMON SHARES ISSUED IN CONNECTION WITH:
                                               UNDERWRITERS' EXERCISE      REINVESTMENT OF
                                                    OF OVER-ALLOTMENT        DIVIDENDS AND    NET INCREASE IN COMMON
                       INITIAL PUBLIC OFFERING                 OPTION        DISTRIBUTIONS        SHARES OUTSTANDING
                           2003          2002        2003        2002       2003      2002          2003        2002
       CALIFORNIA             -     6,306,981     185,000     300,000          -         -       185,000   6,606,981
       INTERMEDIATE           -    19,506,981     175,000   1,000,000      9,399         -       184,399  20,506,981
       NEW YORK               -     5,156,981     215,000     200,000          -         -       215,000   5,356,981

       NOTE E--UNAUDITED FINANCIAL INFORMATION:

       The financial information included in this interim report is taken from the records of each Fund without audit by independent auditors. Annual reports contain audited financial statements.

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

FINANCIAL HIGHLIGHTS CALIFORNIA INTERMEDIATE MUNICIPAL FUND
-----------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.

                                                                                                                    PERIOD FROM
                                                                                      SIX MONTHS ENDED      SEPTEMBER 27, 2002^
                                                                                             APRIL 30,           TO OCTOBER 31,
                                                                                      ----------------      -------------------
                                                                                                  2003                     2002
COMMON SHARE NET ASSET VALUE, BEGINNING OF PERIOD                                              $ 14.31                   $14.32
                                                                                               -------                   ------
INCOME FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS:
NET INVESTMENT INCOME (LOSS)                                                                       .39                      .02
NET GAINS OR LOSSES ON SECURITIES (BOTH REALIZED AND UNREALIZED)                                   .43                       --
COMMON SHARE EQUIVALENT OF DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
FROM NET INVESTMENT INCOME                                                                        (.04)                      --
                                                                                               -------                   ------
TOTAL FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS                                 .78                      .02
                                                                                               -------                   ------
LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS:
FROM NET INVESTMENT INCOME                                                                        (.38)                      --
                                                                                               -------                   ------
LESS CAPITAL CHARGES:
ISSUANCE OF COMMON SHARES                                                                         (.00)                    (.03)
ISSUANCE OF PREFERRED SHARES                                                                      (.12)                      --
                                                                                               -------                   ------
TOTAL CAPITAL CHARGES                                                                             (.12)                    (.03)
                                                                                               -------                   ------
COMMON SHARE NET ASSET VALUE, END OF PERIOD                                                    $ 14.59                   $14.31
                                                                                               -------                   ------
COMMON SHARE MARKET VALUE, END OF PERIOD                                                       $ 13.61                   $15.00
                                                                                               -------                   ------
TOTAL RETURN, COMMON SHARE NET ASSET VALUE+                                                      +4.80%**                 -0.10%**
TOTAL RETURN, COMMON SHARE MARKET VALUE+                                                         -6.74%**                 +0.00%**

RATIOS/SUPPLEMENTAL DATA++
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS, END OF PERIOD (IN MILLIONS)                      $  99.1                   $ 94.5
PREFERRED STOCK, AT REDEMPTION VALUE ($25,000
   PER SHARE LIQUIDATION PREFERENCE) (IN MILLIONS)                                             $  59.0                   $   --
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS#                   .82%*                    .84%*
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS++                    .82%*                    .83%*
RATIO OF NET INVESTMENT INCOME (LOSS) EXCLUDING PREFERRED STOCK DIVIDENDS TO AVERAGE
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                   5.48%*                   1.10%*
RATIO OF PREFERRED STOCK DIVIDENDS TO AVERAGE
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                    .50%*                     --%
RATIO OF NET INVESTMENT INCOME (LOSS) INCLUDING PREFERRED STOCK DIVIDENDS TO AVERAGE
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                   4.98%*                   1.10%*
PORTFOLIO TURNOVER RATE                                                                              9%                       0%
ASSET COVERAGE PER SHARE OF PREFERRED STOCK, END OF PERIOD@                                    $67,001                   $   --

See Notes to Financial Highlights      31

FINANCIAL HIGHLIGHTS INTERMEDIATE MUNICIPAL FUND
------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.

                                                                                                                    PERIOD FROM
                                                                                      SIX MONTHS ENDED      SEPTEMBER 27, 2002^
                                                                                             APRIL 30,           TO OCTOBER 31,
                                                                                      ----------------      -------------------
                                                                                                  2003                     2002
COMMON SHARE NET ASSET VALUE, BEGINNING OF PERIOD                                              $ 14.30                   $14.32
                                                                                               -------                   ------
INCOME FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS:
NET INVESTMENT INCOME (LOSS)                                                                       .41                      .01
NET GAINS OR LOSSES ON SECURITIES (BOTH REALIZED AND UNREALIZED)                                   .45                       --
COMMON SHARE EQUIVALENT OF DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
   FROM NET INVESTMENT INCOME                                                                     (.04)                      --
                                                                                               -------                   ------
TOTAL FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS                                 .82                      .01
                                                                                               -------                   ------
LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS:
FROM NET INVESTMENT INCOME                                                                        (.40)                      --
                                                                                               -------                   ------
LESS CAPITAL CHARGES:
ISSUANCE OF COMMON SHARES                                                                         (.00)                    (.03)
ISSUANCE OF PREFERRED SHARES                                                                      (.10)                      --
                                                                                               -------                   ------
TOTAL CAPITAL CHARGES                                                                             (.10)                    (.03)
                                                                                               -------                   ------
COMMON SHARE NET ASSET VALUE, END OF PERIOD                                                    $ 14.62                   $14.30
                                                                                               -------                   ------
COMMON SHARE MARKET VALUE, END OF PERIOD                                                       $ 14.12                   $15.00
                                                                                               -------                   ------
TOTAL RETURN, COMMON SHARE NET ASSET VALUE+                                                      +5.20%**                 -0.17%**
TOTAL RETURN, COMMON SHARE MARKET VALUE+                                                         -3.14%**                 +0.00%**

RATIOS/SUPPLEMENTAL DATA++
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS, END OF PERIOD (IN MILLIONS)                      $ 302.5                   $293.3
PREFERRED STOCK, AT REDEMPTION VALUE ($25,000
   PER SHARE LIQUIDATION PREFERENCE) (IN MILLIONS)                                             $ 179.4                   $   --
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS#                   .68%*                    .51%*
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS++                    .68%*                    .51%*
RATIO OF NET INVESTMENT INCOME (LOSS) EXCLUDING PREFERRED STOCK DIVIDENDS TO AVERAGE
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                   5.74%*                   1.62%*
RATIO OF PREFERRED STOCK DIVIDENDS TO AVERAGE
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                    .52%*                     --%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                   5.22%*                   1.62%*
PORTFOLIO TURNOVER RATE                                                                              7%                       0%
ASSET COVERAGE PER SHARE OF PREFERRED STOCK, END OF PERIOD@                                    $67,167                   $   --

See Notes to Financial Highlights      32

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

FINANCIAL HIGHLIGHTS NEW YORK INTERMEDIATE MUNICIPAL FUND
---------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.

                                                                                                                    PERIOD FROM
                                                                                      SIX MONTHS ENDED      SEPTEMBER 27, 2002^
                                                                                             APRIL 30,           TO OCTOBER 31,
                                                                                      ----------------      -------------------
                                                                                                  2003                     2002
COMMON SHARE NET ASSET VALUE, BEGINNING OF PERIOD                                              $ 14.32                   $14.32
                                                                                               -------                   ------
INCOME FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS:
NET INVESTMENT INCOME (LOSS)                                                                       .40                      .03
NET GAINS OR LOSSES ON SECURITIES (BOTH REALIZED AND UNREALIZED)                                   .31                       --
COMMON SHARE EQUIVALENT OF DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
   FROM NET INVESTMENT INCOME                                                                     (.04)                      --
                                                                                               -------                   ------
TOTAL FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS                                 .67                      .03
                                                                                               -------                   ------
LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS:
FROM NET INVESTMENT INCOME                                                                        (.39)                      --
                                                                                               -------                   ------
LESS CAPITAL CHARGES:
ISSUANCE OF COMMON SHARES                                                                         (.00)                    (.03)
ISSUANCE OF PREFERRED SHARES                                                                      (.13)                      --
                                                                                               -------                   ------
TOTAL CAPITAL CHARGES                                                                             (.13)                    (.03)
                                                                                               -------                   ------
COMMON SHARE NET ASSET VALUE, END OF PERIOD                                                    $ 14.47                   $14.32
                                                                                               -------                   ------
COMMON SHARE MARKET VALUE, END OF PERIOD                                                       $ 14.05                   $15.00
                                                                                               -------                   ------
TOTAL RETURN, COMMON SHARE NET ASSET VALUE+                                                      +3.94%**                 -0.03%**
TOTAL RETURN, COMMON SHARE MARKET VALUE+                                                         -3.66%**                 +0.00%**

RATIOS/SUPPLEMENTAL DATA++
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS, END OF PERIOD (IN MILLIONS)                      $  80.6                   $ 76.7
PREFERRED STOCK, AT REDEMPTION VALUE ($25,000
   PER SHARE LIQUIDATION PREFERENCE) (IN MILLIONS)                                             $  48.3                   $   --
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS#                   .87%*                    .94%*
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS++                    .86%*                    .93%*
RATIO OF NET INVESTMENT INCOME (LOSS) EXCLUDING PREFERRED STOCK DIVIDENDS TO AVERAGE
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                   5.65%*                   1.22%*
RATIO OF PREFERRED STOCK DIVIDENDS TO AVERAGE
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                    .50%*                     --%
RATIO OF NET INVESTMENT INCOME (LOSS) INCLUDING PREFERRED STOCK DIVIDENDS TO AVERAGE
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                   5.15%*                   1.22%*
PORTFOLIO TURNOVER RATE                                                                              7%                       0%
ASSET COVERAGE PER SHARE OF PREFERRED STOCK, END OF PERIOD@                                    $66,798                   $   --

See Notes to Financial Highlights      33

NOTES TO FINANCIAL HIGHLIGHTS INTERMEDIATE MUNICIPAL CLOSED-END FUNDS
---------------------------------------------------------------------

+ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each fiscal period. Total return based on per share market value assumes the purchase of common shares at the market price on the first day and sales of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under each Fund's dividend reinvestment plan. Results represent past performance and do not guarantee future results. For each Fund, total return would have been lower if Management had not waived the investment management fee.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

++ After waiver of investment management fee. Had Management not undertaken such action the annualized ratios of net expenses to average daily net assets applicable to common shareholders would have been:

                                                                             SIX MONTHS ENDED         PERIOD ENDED
                                                                                    APRIL 30,          OCTOBER 31,
                                                                                         2003                 2002
CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.                                              1.19%                1.08%(1)
INTERMEDIATE MUNICIPAL FUND INC.                                                         1.05%                 .76%(1)
NEW YORK INTERMEDIATE MUNICIPAL FUND INC.                                                1.23%                1.18%(1)

(1)  Period from September 27, 2002 to October 31, 2002.

^    The date investment operations commenced.

*    Annualized.

**   Not annualized.

@ Calculated by subtracting the Fund's total liabilities (excluding accumulated unpaid dividends on AMPS) from the Fund's total assets and dividing by the number of preferred shares outstanding.

++ Expense ratios do not include the effect of dividend payments to AMPS. Income ratios include income earned on assets attributable to AMPS.

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

DIVIDEND REINVESTMENT PLAN
--------------------------

The Fund's Board has established a Dividend Reinvestment Plan (the "Plan") pursuant to which all holders of common stock ("Common Stockholders") whose shares are registered in their own names will have all dividends and any capital gain distributions (referred to collectively in this section as "dividends") on their shares automatically reinvested in additional shares of common stock ("Common Shares") by The Bank of New York, as agent for the Common Stockholders ("Plan Agent"), unless such Common Stockholders elect to receive cash. An election to receive cash may be revoked or reinstated at a Common Stockholder's option. In the case of record Common Stockholders such as banks, brokers or other nominees that hold shares of common stock for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the record Common Stockholder as representing the total amount registered in such Common Stockholder's name and held for the account of beneficial owners who participate in the Plan. Common Stockholders whose shares are held in the name of a bank, broker or other nominee should contact the nominee for details. Such stockholders may not be able to transfer their shares to another nominee and continue to participate in the Plan. All dividends to investors who elect not to participate in the Plan (or whose bank, broker or other nominee elects not to participate on the investor's behalf), will be paid in cash by check mailed, in the case of direct Common Stockholders, to the record holder by The Bank of New York, as the Fund's dividend disbursement agent.

Unless you (or your bank, broker or other nominee) elect not to participate in the Plan, the number of Common Shares you will receive as a result of a Fund dividend will be determined as follows:

     (1) If Common Shares are trading at or above their net asset value (minus estimated brokerage commissions that would be incurred upon the purchase of Common Shares on the open market) on the payment date, the Fund will issue new Common Shares at the greater of (i) the net asset value per Common Share on the payment date or (ii) 95% of the market price per Common Share on the payment date. Because Common Shares may be issued at less than their market price, Plan participants may get a benefit that non-participants do not.

     (2) If Common Shares are trading below their net asset value (minus estimated brokerage commissions that would be incurred upon the purchase of Common Shares on the open market) on the payment date, the Plan Agent will receive the dividend in cash and will purchase Common Shares in the open market, on the American Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per Common Share paid by the Plan Agent may exceed the market price thereof on the payment date, resulting in the purchase of fewer Common Shares than if the dividend had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends received in cash to purchase Common Shares in the open market on or shortly after the payment date, but in no event later than the ex-dividend date for the next dividend. Interest will not be paid on any uninvested cash payments.

If you own Common Shares directly, you may withdraw from the Plan at any time by giving written notice to the Plan Agent; please be sure to include your name and account number. You may also rejoin the Plan later. Contact the Plan Agent at the following address for information on how to do so: The Bank of New York,
ATTN: Stock Transfer Administration, 101 Barclay Street, 11-E, New York, New York 10286. If you wish, the Plan Agent will sell the Common Shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all stockholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information stockholders may need for tax records. The Plan Agent will also furnish each Common Stockholder with written instructions detailing the procedures for electing not to participate in the Plan and to instead receive dividends in cash. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares held for you under the Plan.

DIVIDEND REINVESTMENT PLAN CONT'D
---------------------------------

There is no brokerage charge for reinvestment of your dividends in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvested dividends are taxed in the same manner as cash dividends.

The Fund and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from your broker or by calling The Bank of New York at 1-800-524-4458.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

DIRECTORY
---------

INVESTMENT MANAGER AND ADMINISTRATOR
Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800.877.9700 or 212.476.8800

SUB-ADVISER
Neuberger Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

STOCK TRANSFER AGENT
Bank of New York
101 Barclay Street, 11-E
New York, NY 10286

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

DIRECTORS AND OFFICERS (UNAUDITED)
----------------------------------

The following tables set forth information concerning the directors and officers of the Funds. All persons named as directors and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman, LLC. The Statement of Additional Information for each Fund includes additional information about fund directors and is available upon request, without charge, by calling (877) 461-1899.

THE BOARD OF DIRECTORS

                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN
                                                                                   FUND COMPLEX
NAME, AGE, ADDRESS (1)                                                              OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
AND POSITION WITH FUND                      PRINCIPAL OCCUPATION(S) (2)              DIRECTOR           FUND COMPLEX BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                          CLASS I
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT FUND DIRECTORS*
------------------------------------------------------------------------------------------------------------------------------------
Faith Colish (67)                Counsel, Carter Ledyard & Milburn LLP (law firm)       35         Director, American Bar Retirement
Director                         since October 2002; Formerly, Attorney at Law                     Association (ABRA) since 1997
                                 and President, Faith Colish, A Professional                       (not-for-profit membership
                                 Corporation, 1980 to 2002.                                        association).
------------------------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (65)              Consultant, C. A. Harvey Associates, since June        35         Member, Individual Investors
Director                         2001; Director, AARP, 1978 to December 2000.                      Advisory Committee to the New
                                                                                                   York Stock Exchange Board of
                                                                                                   Directors, 1998 to June 2002;
                                                                                                   President, Board of Associates to
                                                                                                   The National Rehabilitation
                                                                                                   Hospital's Board of Directors,
                                                                                                   since 2002; Member, American
                                                                                                   Savings Education Council's
                                                                                                   Policy Board (ASEC), 1998- 2000;
                                                                                                   Member, Executive Committee,
                                                                                                   Crime Prevention Coalition of
                                                                                                   America, 1997-2000.
------------------------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan (71)           Founding General Partner, Oxford Partners and          35         Director, Capital Cash Management
Director                         Oxford Bioscience Partners (venture capital                       Trust (money market fund),
                                 partnerships) and President, Oxford Venture                       Naragansett Insured Tax-Free
                                 Corporation.                                                      Income Fund, Rocky Mountain
                                                                                                   Equity Fund, Prime Cash Fund,
                                                                                                   several private companies and
                                                                                                   QuadraMed Corporation (NASDAQ).
------------------------------------------------------------------------------------------------------------------------------------

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN
                                                                                   FUND COMPLEX
NAME, AGE, ADDRESS (1)                                                              OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
AND POSITION WITH FUND                      PRINCIPAL OCCUPATION(S) (2)              DIRECTOR           FUND COMPLEX BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Peter P. Trapp (58)              Regional Manager for Atlanta Region, Ford Motor        35
Director                         Credit Company since August 1997; prior thereto,
                                 President, Ford Life Insurance Company, April
                                 1995 until August 1997.
------------------------------------------------------------------------------------------------------------------------------------
DIRECTOR WHO IS AN
 "INTERESTED PERSON"
------------------------------------------------------------------------------------------------------------------------------------
Peter E. Sundman* (44)           Executive Vice President, Neuberger Berman since       35         Executive Vice President,
Chief Executive                  1999; Principal, Neuberger Berman from 1997                       Neuberger Berman Inc. (holding
Officer, Director and            until 1999; Senior Vice President, NB Management                  company) since 1999; Director,
Chairman of the Board            from 1996 until 1999.                                             Neuberger Berman Inc. from 1999
                                                                                                   through March 2003; President and
                                                                                                   Director, NB Management since
                                                                                                   1999; Director and Vice
                                                                                                   President, Neuberger & Berman
                                                                                                   Agency, Inc. since 2000.
------------------------------------------------------------------------------------------------------------------------------------
                                                        CLASS II
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT FUND DIRECTORS*
------------------------------------------------------------------------------------------------------------------------------------
John Cannon (73)                 Consultant. Formerly, Chairman and Chief               35         Independent Trustee or Director
Director                         Investment Officer, CDC Capital Management                        of three series of
                                 (registered investment adviser), 1993-January                     OppenheimerFunds: Limited Term
                                 1999; prior thereto, President and Chief                          New York Municipal Fund,
                                 Executive Officer, AMA Investment Advisors, an                    Rochester Fund Municipals, and
                                 affiliate of the American Medical Association.                    Oppenheimer Convertible
                                                                                                   Securities Fund, since 1992.
------------------------------------------------------------------------------------------------------------------------------------
Barry Hirsch (70)                Attorney at Law. Senior Counsel, Loews                 35
Director                         Corporation (diversified financial corporation)
                                 May 2002 until April 2003; prior thereto, Senior
                                 Vice President, Secretary and General Counsel,
                                 Loews Corporation.
------------------------------------------------------------------------------------------------------------------------------------
John P. Rosenthal (70)           Senior Vice President, Burnham Securities Inc.         35         Director, 92nd Street Y (non-
Director                         (a registered broker-dealer) since 1991.                          profit) since 1967; Formerly,
                                                                                                   Director, Cancer Treatment
                                                                                                   Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------

DIRECTORS AND OFFICERS (UNAUDITED) CONT'D
-----------------------------------------

                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN
                                                                                   FUND COMPLEX
NAME, AGE, ADDRESS (1)                                                              OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
AND POSITION WITH FUND                      PRINCIPAL OCCUPATION(S) (2)              DIRECTOR           FUND COMPLEX BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
Tom Decker Seip (53)             General Partner of Seip Investments LP (a              35         Director, H&R Block, Inc.
Director                         private investment partnership); President and                    (financial services company)
                                 CEO, Westaff, Inc. (temporary staffing), May                      since May 2001; Director, General
                                 2001 to January 2002; Senior Executive at the                     Magic (voice recognition
                                 Charles Schwab Corporation from 1983 to 1999,                     software) since November 2001;
                                 including Chief Executive Officer, Charles                        Director, Forward Management,
                                 Schwab Investment Management, Inc. and Trustee,                   Inc. (asset management) since
                                 Schwab Family of Funds and Schwab Investments                     2001; Director, E-Finance
                                 from 1997 to 1998 and Executive Vice President-                   Corporation (credit decisioning
                                 Retail Brokerage, Charles Schwab Investment                       services) since 1999; Director,
                                 Management from 1994 to 1997.                                     Save-Daily.com (micro investing
                                                                                                   services) since 1999; Formerly,
                                                                                                   Director, Offroad Capital Inc.
                                                                                                   (pre-public internet commerce
                                                                                                   company).
------------------------------------------------------------------------------------------------------------------------------------
DIRECTOR WHO IS AN
 "INTERESTED PERSON"
------------------------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin* (62)             Executive Vice President and Chief Investment          35         Director, Dale Carnegie and
President and Director           Officer, Neuberger Berman since 2002 and 2003,                    Associates, Inc. (private
                                 respectively; Director and Chairman, NB                           company) since 1998; Director,
                                 Management since December 2002; Executive Vice                    Emagin Corp. (public company)
                                 President, Citigroup Investments, Inc. from                       since 1997; Director, Solbright,
                                 September 1995 to February 2002; Executive Vice                   Inc. (private company) since
                                 President, Citigroup Inc. from September 1995 to                  1998; Director, Infogate, Inc.
                                 February 2002.                                                    (private company) since 1997.
------------------------------------------------------------------------------------------------------------------------------------
                                                       CLASS III
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT FUND DIRECTORS*
------------------------------------------------------------------------------------------------------------------------------------
Walter G. Ehlers (70)            Consultant; Retired President and Director,            35
Director                         Teachers Insurance & Annuity (TIAA) and College
                                 Retirement Equities Fund (CREF).
------------------------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh (75)            Professor of Finance and Economics, Stern School       35         Director, Delaware Labs
Director                         of Business, New York University.                                 (cosmetics) since 1978.
------------------------------------------------------------------------------------------------------------------------------------

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN
                                                                                   FUND COMPLEX
NAME, AGE, ADDRESS (1)                                                              OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
AND POSITION WITH FUND                      PRINCIPAL OCCUPATION(S) (2)              DIRECTOR           FUND COMPLEX BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (66)            Retired. Formerly, Vice President and Special          35         Director, WHX Corporation
Director                         Counsel, WHX Corporation (holding company)                        (holding company) since August
                                 1993-2001.                                                        2002; Director, Webfinancial
                                                                                                   Corporation (holding company)
                                                                                                   since December 2002; Director,
                                                                                                   State Theatre of New Jersey
                                                                                                   (not-for-profit theater) since
                                                                                                   2000; Formerly, Director, Kevlin
                                                                                                   Corporation (manufacturer of
                                                                                                   microwave and other products).
------------------------------------------------------------------------------------------------------------------------------------
William E. Rulon (70)            Retired. Senior Vice President, Foodmaker, Inc.        35         Director, Pro-Kids Golf and
Director                         (operator and franchiser of restaurants) until                    Learning Academy (teach golf and
                                 January 1997.                                                     computer usage to "at risk"
                                                                                                   children) since 1998; Director,
                                                                                                   Prandium, Inc. (restaurants) from
                                                                                                   March 2001 until July 2002.
------------------------------------------------------------------------------------------------------------------------------------
Candace L. Straight (55)         Private investor and consultant specializing in        35         Director, Providence Washington
Director                         the insurance industry; Advisory Director,                        (property and casualty insurance
                                 Securitas Capital LLC (a global private equity                    company) since December 1998;
                                 investment firm dedicated to making investments                   Director, Summit Global Partners
                                 in the insurance sector).                                         (insurance brokerage firm) since
                                                                                                   October 2000.
------------------------------------------------------------------------------------------------------------------------------------

DIRECTORS AND OFFICERS (UNAUDITED) CONT'D
-----------------------------------------

                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN
                                                                                   FUND COMPLEX
NAME, AGE, ADDRESS (1)                                                              OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
AND POSITION WITH FUND                      PRINCIPAL OCCUPATION(S) (2)              DIRECTOR           FUND COMPLEX BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
DIRECTOR WHO IS AN
 "INTERESTED PERSON"
------------------------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien* (74)          Member, Investment Policy Committee, Edward            35         Director, Legg Mason, Inc.
Director                         Jones 1993-2001; President, Securities Industry                   (financial services holding
                                 Association ("SIA") (securities industry's                        company) since 1993; Director,
                                 representative in government relations and                        Boston Financial Group (real
                                 regulatory matters at the federal and state                       estate and tax shelters)
                                 levels) 1974-1992; Adviser to SIA, November                       1993-1999.
                                 1992-November 1993.
------------------------------------------------------------------------------------------------------------------------------------

* Indicates a director who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Fund by virtue of the fact that each is an officer and/or director of NB Management and Executive Vice President of Neuberger Berman. Mr. O'Brien is an interested person of the Fund by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Fund and other funds or accounts for which NB Management serves as investment manager.

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each person has held the positions shown for at least the last five years. The Board of Directors shall at all times be divided as equally as possible into three classes of Directors designated Class I, Class II, and Class III. The terms of office of Class I, Class II, and Class III Directors shall expire at the annual meetings of stockholders held in 2006, 2004, and 2005 respectively, and at each third annual meeting of stockholders thereafter.

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

INFORMATION ABOUT THE OFFICERS OF THE FUND (OTHER THAN THOSE LISTED ABOVE)

                                       POSITION AND
NAME, AGE, AND ADDRESS (1)        LENGTH OF TIME SERVED (2)                      PRINCIPAL OCCUPATION(S)
------------------------------------------------------------------------------------------------------------------------------------
Claudia A. Brandon (46)           Secretary since 2002                 Vice President-Mutual Fund Board Relations, NB
                                                                       Management since 2000; Vice President, Neuberger
                                                                       Berman since 2002 and employee since 1999; Vice
                                                                       President, NB Management from 1986 to 1999;
                                                                       Secretary, nine registered investment companies for
                                                                       which NB Management acts as investment manager and
                                                                       administrator (four since 2002 and two since 2003).

Robert Conti (46)                 Vice President since 2002            Senior Vice President, Neuberger Berman since 2003;
                                                                       Vice President, Neuberger Berman from 1999 until
                                                                       2003; Senior Vice President, NB Management since
                                                                       2000; Controller, NB Management until 1996;
                                                                       Treasurer, NB Management from 1996 until 1999; Vice
                                                                       President, nine registered investment companies for
                                                                       which NB Management acts as investment manager and
                                                                       administrator (three since 2000, four since 2002 and
                                                                       two since 2003).

Brian J. Gaffney (49)             Vice President since 2002            Managing Director, Neuberger Berman since 1999;
                                                                       Senior Vice President, NB Management since 2000;
                                                                       Vice President, NB Management from 1997 until 1999;
                                                                       Vice President, nine registered investment companies
                                                                       for which NB Management acts as investment manager
                                                                       and administrator (three since 2000, four since 2002
                                                                       and two since 2003).

Sheila R. James (37)              Assistant Secretary since 2002       Employee, Neuberger Berman since 1999; Employee, NB
                                                                       Management from 1991 to 1999; Assistant Secretary,
                                                                       nine registered investment companies for which NB
                                                                       Management acts as investment manager and
                                                                       administrator (seven since 2002 and two since 2003).

Kevin Lyons (47)                  Assistant Secretary since 2003       Employee, Neuberger Berman since 1999; Employee, NB
                                                                       Management from 1993 to 1999; Assistant Secretary,
                                                                       nine registered investment companies for which NB
                                                                       Management acts as investment manager and
                                                                       administrator (since 2003).

DIRECTORS AND OFFICERS (UNAUDITED) CONT'D
-----------------------------------------

                                       POSITION AND
NAME, AGE, AND ADDRESS (1)        LENGTH OF TIME SERVED (2)                      PRINCIPAL OCCUPATION(S)
------------------------------------------------------------------------------------------------------------------------------------
John M. McGovern (33)             Assistant Treasurer since 2002       Employee, NB Management since 1993; Assistant
                                                                       Treasurer, nine registered investment companies for
                                                                       which NB Management acts as investment manager and
                                                                       administrator (seven since 2002 and two since 2003).

Barbara Muinos (44)               Treasurer and Principal Financial    Vice President, Neuberger Berman since 1999;
                                  and Accounting Officer since 2002    Assistant Vice President, NB Management from 1993 to
                                                                       1999; Treasurer and Principal Financial and
                                                                       Accounting Officer, nine registered investment
                                                                       companies for which NB Management acts as investment
                                                                       manager and administrator (seven since 2002 and two
                                                                       since 2003); Assistant Treasurer, three registered
                                                                       investment companies for which NB Management acts as
                                                                       investment manager and administrator from 1996 until
                                                                       2002.

Frederic B. Soule (57)            Vice President since 2002            Senior Vice President, Neuberger Berman since 2003;
                                                                       Vice President, Neuberger Berman from 1999 until
                                                                       2003; Vice President, NB Management from 1995 until
                                                                       1999; Vice President, nine registered investment
                                                                       companies for which NB Management acts as investment
                                                                       manager and administrator (three since 2000, four
                                                                       since 2002 and two since 2003).

Trani Jo Wyman (33)               Assistant Treasurer since 2002       Employee, NB Management since 1991; Assistant
                                                                       Treasurer, nine registered investment companies for
                                                                       which NB Management acts as investment manager and
                                                                       administrator (seven since 2002 and two since 2003).

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

                                                [NEUBERGER BERMAN LOGO]

                                                NEUBERGER BERMAN MANAGEMENT INC.
                                                605 Third Avenue 2nd Floor
                                                New York, NY 10158-0180
                                                INSTITUTIONAL SERVICES
                                                800.366.6264
                                                www.nb.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds.

                                                - D0123 06/03

ITEM 2. CODE OF ETHICS

Form N-CSR disclosure requirement not yet effective with respect to registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Form N-CSR disclosure requirement not yet effective with respect to registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Form N-CSR disclosure requirement not yet effective with respect to registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-2(c) under the Act), the Principal Executive Officer and Treasurer of the Company have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Company is accumulated and communicated to the Company's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) Form N-CSR disclosure requirement not yet effective with respect to registrant.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto. The certification provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed "filed" for purposes of
      Section 18 of the Securities Exchange Act of 1934 ("Exchange Act"), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman New York Intermediate Municipal Fund Inc.

By: /s/ Peter E. Sundman
    ---------------------------
        Peter E. Sundman
        Chief Executive Officer


Date:   July 7, 2003
        -----------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Barbara Muinos
    ---------------------------
        Barbara Muinos
        Treasurer


Date:   July 7, 2003
        -----------------------